UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-05601

SEI Institutional International Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: September 30, 2014

Date of reporting period: June 30, 2014

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 93.7%

Argentina — 0.0%
Ternium ADR	10,297	$288

Australia — 1.8%
Adelaide Brighton	124,420	405
Amcor	48,567	478
Arrium	377,172	283
Australia & New Zealand Banking Group	186,035	5,854
Bank of Queensland	278,884	3,209
BC Iron	117,343	354
Boral	48,357	240
Brambles	1,094,277	9,492
Centamin*	344,234	374
Challenger	176,984	1,243
Commonwealth Bank of Australia	166,721	12,727
Crown Resorts	48,147	687
CSL	75,814	4,762
CSR	633,976	2,088
Downer EDI	168,919	721
Echo Entertainment Group	110,160	326
Flight Centre Travel Group	8,600	361
Fortescue Metals Group	274,393	1,127
iiNET	25,187	174
Lend Lease	3,075	38
Macquarie Group	15,380	866
Mineral Resources (A)	26,112	236
Mount Gibson Iron	446,151	291
Nine Entertainment Holdings*	94,766	193
Premier Investments	15,664	126
Ramsay Health Care	13,363	574
REA Group	7,422	299
Seek	15,556	233
Sonic Healthcare	12,138	198
Suncorp Group	86,910	1,111
Telstra	265,264	1,304
Western Areas	30,257	132
Westpac Banking	24,557	785

		51,291

Austria — 0.4%
Andritz	115,245	6,659
OMV	61,847	2,794
Raiffeisen International Bank Holding	8,447	270
Telekom Austria	9,480	93
Voestalpine (A)	23,352	1,111

		10,927

Belgium — 1.9%
Ageas	256,233	10,221
AGFA-Gevaert*	70,231	206
Anheuser-Busch InBev	30,685	3,525
Belgacom (A)	238,409	7,911
bpost	21,272	537
Colruyt	94,781	4,814
Delhaize Group	33,338	2,255
Groupe Bruxelles Lambert	40,293	4,187
KBC Groep	271,177	14,758
Telenet Group Holding*	8,172	466
Tessenderlo Chemie	11,552	334
UCB	46,368	3,925

		53,139

Description	Shares	Market Value ($ Thousands)
Brazil — 0.3%
Braskem ADR	34,215	$440
Centrais Eletricas Brasileiras	355,800	1,033
Centrais Eletricas Brasileiras ADR (A)	1,065,969	3,113
Cia Energetica de Minas Gerais ADR (A)	393,389	3,143
Cia Paranaense de Energia ADR (A)	62,779	961
Light	20,500	202

		8,892

Canada — 3.8%
Agrium (A)	136,827	12,537
Alimentation Couche Tard, Cl B	253,000	6,943
Bank of Nova Scotia (A)	118,371	7,906
Bankers Petroleum*	18,400	118
Barrick Gold	487,984	8,930
Cameco	261,896	5,136
Canadian Natural Resources (A)	43,500	2,002
Canfor*	4,100	90
Cenovus Energy	195,822	6,359
Cogeco Cable	21,000	1,165
Encana	21,600	513
Enerplus	12,800	323
Entertainment One*	45,396	241
Gildan Activewear	98,018	5,785
Imperial Oil	116,900	6,171
Jean Coutu Group PJC, Cl A	69,400	1,476
Kinross Gold	2,024,033	8,379
Laurentian Bank of Canada	2,000	94
Linamar	21,100	1,247
Magellan Aerospace	5,200	58
Magna International, Cl A	48,000	5,176
Mullen Group	11,100	320
Quebecor, Cl B	11,000	267
ShawCor	130,000	7,242
Suncor Energy	147,600	6,305
Superior Plus	13,800	184
Talisman Energy	615,306	6,522
Toronto-Dominion Bank	73,411	3,786
Transcontinental, Cl A (A)	17,100	241
Trinidad Drilling	22,000	250

		105,766

China — 0.2%
Lihua International*	14,953	5
PICC Property & Casualty	4,336,900	6,569

		6,574

Denmark — 0.9%
AP Moeller - Maersk, Cl A	212	499
AP Moeller - Maersk, Cl B	2,269	5,638
Coloplast, Cl B	928	84
Danske Bank	7,259	205
DSV	26,069	850
H Lundbeck	9,829	242
Jyske Bank*	130,001	7,379
Novo Nordisk, Cl B	126,302	5,813
Pandora	14,296	1,096
Rockwool International, Cl B	2,035	376
TDC	144,918	1,500
William Demant Holding*	2,869	260

		23,942

1	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Finland — 0.6%
Elisa, Cl A	19,921	$609
Fortum	18,038	484
Neste Oil	10,395	203
Nokia	999,333	7,566
Orion, Cl B	6,738	251
Sampo, Cl A	63,784	3,227
Stora Enso, Cl R	287,796	2,802
Tieto	15,404	456
UPM-Kymmene	134,021	2,290

		17,888

France — 10.7%
Accor	14,933	777
Aeroports de Paris	4,954	653
Alcatel-Lucent* (A)	2,665,148	9,517
Arkema	91,685	8,923
AtoS	13,265	1,105
AXA	359,738	8,597
BNP Paribas	406,725	27,590
Boiron	1,900	165
Cap Gemini	6,768	483
Carrefour (A)	310,400	11,449
Cie de St.-Gobain	24,217	1,366
Cie Generale des Etablissements- Michelin, Cl B	63,392	7,574
CNP Assurances	20,896	434
Credit Agricole	225,001	3,173
Dassault Systemes (A)	3,546	456
Electricite de France	241,203	7,596
Essilor International	19,884	2,108
Etablissements Maurel et Prom	15,912	273
Eurazeo	5,875	489
GDF Suez	227,434	6,260
Groupe Eurotunnel	33,212	449
Iliad (A)	2,853	862
Imerys (A)	498	42
Ipsen	9,199	416
JC Decaux	12,538	468
Kering (A)	14,953	3,279
Lagardere	17,896	583
Legrand (A)	199,865	12,228
Metropole Television	10,297	209
Natixis	133,741	857
Nexity	8,567	393
Orange	72,868	1,150
Pernod Ricard (A)	31,185	3,745
Peugeot (A)	380,350	5,622
Publicis Groupe*	126,232	10,705
Rallye	18,165	991
Rexel	746,494	17,457
Safran	120,222	7,870
Sanofi	394,856	41,941
Schneider Electric	229,305	21,584
SCOR (A)	26,866	924
SES	27,524	1,044
Societe Generale	32,072	1,680
Sodexo	98,449	10,588
Suez Environnement	39,934	764
Technicolor*	17,624	142
Technip (A)	133,766	14,631

Description	Shares	Market Value ($ Thousands)
Teleperformance	4,248	$260
Thales	99,434	6,014
Total	229,438	16,580
Valeo	34,262	4,601
Vallourec	188,088	8,422
Veolia Environnement*	48,555	925
Vetoquinol (A)	1,345	67
Vinci	7,117	532
Vivendi	9,907	242
Wendel	5,451	781
Zodiac Aerospace	29,079	984

		299,020

Germany — 7.7%
Adidas	30,186	3,057
Axel Springer	3,324	205
Bayer	150,435	21,246
Bayerische Motoren Werke	28,685	3,638
Borussia Dortmund GmbH & KGaA	22,765	147
Brenntag	50,505	9,024
Commerzbank*	106,317	1,671
Continental	94,749	21,943
Daimler	171,001	16,014
Deutsche Annington Immobilien	5,129	151
Deutsche Boerse	132,487	10,281
Deutsche Lufthansa	335,729	7,208
Deutsche Post	142,980	5,170
Deutsche Telekom	107,199	1,879
Deutz	13,983	111
Duerr	1,335	118
E.ON	205,212	4,237
Fraport Frankfurt Airport Services Worldwide	6,553	463
Fresenius	6,040	901
GEA Group	80,231	3,799
Gerresheimer	20,399	1,407
Grammer	6,818	383
HeidelbergCement	47,099	4,019
Henkel	18,922	1,904
Hochtief	43,217	3,740
Hugo Boss	5,356	800
Indus Holding	2,704	134
Infineon Technologies	432,126	5,401
Kabel Deutschland Holding	4,327	634
KUKA	4,558	276
Linde	62,806	13,354
MAN	1,530	189
Merck	62,372	5,413
Metro	20,552	896
Muenchener Rueckversicherungs	22,820	5,058
Nordex*	34,449	766
OSRAM Licht*	39,967	2,016
Rhoen Klinikum	24,468	808
RTL Group	7,154	796
RWE	180,577	7,755
SAP	159,925	12,349
SAP ADR (A)	79,100	6,091
Siemens	150,190	19,833
Sky Deutschland*	91,401	842
Suedzucker	40,762	823
ThyssenKrupp	240,256	7,003
TUI	32,267	543
United Internet	19,038	839

		215,335

2	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Greece — 0.3%
Alpha Bank AE*	8,342,038	$7,767

Guernsey — 0.1%
Friends Life Group	300,250	1,619

Hong Kong — 2.5%
AIA Group	2,437,200	12,248
Cathay Pacific Airways	170,000	318
Chaoda Modern Agriculture* (B)(C)	2,440,000	—
Cheung Kong Holdings	4,000	71
China Merchants Holdings International	1,300,000	4,059
China Mobile	1,022,240	9,919
CNOOC	6,169,000	11,080
Digital China Holdings	4,431,000	4,002
Galaxy Entertainment Group	386,000	3,088
Henderson Land Development	697,400	4,081
Hongkong Land Holdings	412,000	2,748
Hutchison Whampoa	120,500	1,648
Jardine Matheson Holdings	97,442	5,779
Jardine Strategic Holdings	122,610	4,381
Link (D)	768,000	4,132
MGM China Holdings	195,200	678
Sands China	319,200	2,411
SJM Holdings	224,000	561

		71,204

India — 0.2%
Idea Cellular	1,943,084	4,279

Indonesia — 0.1%
APERAM* (A)	45,788	1,545

Ireland — 0.3%
Bank of Ireland*	4,512,279	1,526
CRH	1,180	30
ICON*	10,762	507
Kerry Group, Cl A	15,621	1,173
Mallinckrodt* (A)	16,144	1,292
Ryanair Holdings ADR*	33,800	1,886
Smurfit Kappa Group	82,673	1,889

		8,303

Israel — 1.7%
Bank Hapoalim	153,463	888
Bank Leumi Le-Israel*	1,744	7
Bezeq Israeli Telecommunication	5,270,279	9,883
Check Point Software Technologies*	240,021	16,089
NICE Systems	4,227	173
Teva Pharmaceutical Industries ADR	366,585	19,216

		46,256

Italy — 2.1%
Ascopiave	56,391	154
Assicurazioni Generali	50,612	1,109

Description	Shares	Market Value ($ Thousands)
Atlantia	60,770	$1,732
Azimut Holding	183,675	4,733
Enel (A)	502,189	2,925
ERG	248,064	3,828
Exor	103,913	4,267
Fiat	120,462	1,189
Finmeccanica	12,390	118
Intesa Sanpaolo	1,904,796	5,884
Luxottica Group	10,278	595
Mediaset*	1,658,121	8,082
Mediobanca	66,955	667
Pirelli & C (A)	42,418	681
Recordati	20,281	341
Snam Rete Gas	232,836	1,403
Telecom Italia	741,808	939
Telecom Italia RNC	9,397,028	9,283
Terna Rete Elettrica Nazionale (A)	160,035	844
UniCredit	1,138,572	9,533
Unione di Banche Italiane	125,417	1,085
UnipolSai	127,991	411

		59,803

Japan — 17.1%
Aeon Mall	4,700	124
Alfresa Holdings	24,800	1,599
Alpen	12,500	220
Aoyama Trading	13,500	369
Arcland Sakamoto	16,700	355
Asahi Kasei	217,000	1,660
Astellas Pharma	265,500	3,488
Bandai Namco Holdings	20,200	473
Benesse	900	39
Bridgestone	153,800	5,382
Calsonic Kansei	104,000	693
Canon Marketing Japan	57,900	1,086
Casio Computer	4,600	67
Central Japan Railway	25,700	3,666
Chiyoda	6,000	73
Citizen Holdings	13,400	105
Coca-Cola West	43,600	752
Dai Nippon Printing (A)	751,000	7,843
Daikin Industries	44,000	2,776
Daikyo	175,000	411
Daito Trust Construction	39,700	4,667
Daiwa House Industry	174,000	3,607
Daiwa Securities Group	336,000	2,909
Denso	37,700	1,799
Dentsu	4,200	171
Don Quijote Holdings	9,500	530
Doutor Nichires Holdings	12,000	212
Dydo Drinco	11,900	545
East Japan Railway	41,000	3,229
Ebara	1,234,000	7,796
Fanuc	56,200	9,692
Fuji Film Holdings	521,700	14,548
Fuji Heavy Industries	99,200	2,747
Fuji Soft	7,600	169
Fujitsu	513,000	3,843
Geo Holdings	20,000	174
Hirose Electric	1,400	208
Hitachi	1,959,000	14,349
Hitachi Metals	38,000	575

3	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Hoya	51,500	$1,711
Hulic	53,700	708
IHI	10,000	47
IT Holdings	61,000	1,048
Japan Airlines	53,700	2,968
Japan Exchange Group	2,000	49
Japan Prime Realty Investment, Cl A (D)	38	136
Japan Tobacco	212,000	7,728
JGC	220,000	6,684
JTEKT	35,700	602
Kaken Pharmaceutical	14,000	296
Kandenko	40,000	233
Kanematsu	158,000	284
Kansai Paint	727,600	12,160
Kawasaki Heavy Industries	53,000	202
KDDI	336,700	20,537
Keyence	33,100	14,440
Komatsu	183,300	4,256
Konica Minolta	56,500	558
Kuroda Electric	10,100	156
Lawson	82,600	6,197
M3	8,800	140
Mabuchi Motor	112,300	8,514
Mazda Motor	405,000	1,899
Medipal Holdings	64,200	910
MEIJI Holdings	10,300	682
Miraca Holdings	130,000	6,301
Misawa Homes	24,600	323
Mitsubishi Tanabe Pharma	360,400	5,397
Mitsui Fudosan	12,000	405
Morinaga Milk Industry	122,000	440
MS&AD Insurance Group Holdings	437,400	10,565
Murata Manufacturing	30,500	2,854
Nabtesco	190,000	4,201
NGK Insulators	34,000	772
NGK Spark Plug	35,000	987
NH Foods	31,000	606
Nidec	32,700	2,006
Nikon (A)	640,600	10,086
Nippon Express	28,000	136
Nippon Flour Mills	39,000	207
Nippon Paint	29,000	614
Nippon Steel & Sumitomo Metal	222,000	710
Nippon Telegraph & Telephone	81,100	5,058
Nippon Telegraph & Telephone ADR	388,907	12,138
Nippon Yusen	105,000	303
Nissan Motor	511,500	4,852
Nissan Tokyo Sales Holdings	20,000	61
Nisshin Fudosan	10,600	42
Nitori Holdings	12,700	695
Nomura Holdings	34,800	246
Nomura Real Estate Holdings	80,300	1,520
North Pacific Bank	182,100	786
NSK	63,000	819
Oji Holdings	131,000	539
Omron	34,500	1,454
Ono Pharmaceutical	11,300	995
Oriental Land	2,600	445
ORIX	2,700	45

Description	Shares	Market Value ($ Thousands)
Otsuka	7,800	$378
Otsuka Holdings	74,500	2,309
Panasonic	427,600	5,209
Rakuten	70,900	916
Rohm	121,800	6,985
Ryohin Keikaku	70,400	7,992
Santen Pharmaceutical	126,500	7,118
Secom	4,800	293
Seiko Epson	3,200	136
Seino Holdings	124,000	1,408
Sekisui Chemical	415,000	4,805
Sekisui House	468,300	6,421
Seven & I Holdings	154,000	6,488
Shimadzu	38,000	348
Shimizu	91,000	644
Shin-Etsu Chemical	154,300	9,379
Shinko Electric Industries	23,900	218
Shiseido	446,900	8,148
Showa	25,500	310
Showa Shell Sekiyu	36,600	416
SKY Perfect JSAT Holdings	30,100	176
SMC	70,300	18,813
SoftBank	317,400	23,633
Sojitz	246,300	435
Stanley Electric	20,400	532
Sugi Holdings	101,900	4,647
Sumitomo Chemical	182,000	688
Sumitomo Electric Industries	8,200	115
Sumitomo Forestry	15,700	192
Sumitomo Mitsui Financial Group	552,700	23,154
Sumitomo Mitsui Trust Holdings	1,944,220	8,886
Suzuken	30,700	1,142
Taiheiyo Cement	198,000	797
Takata	200,400	4,305
TDK	7,800	366
Toho Holdings	45,100	909
Tokyo Tatemono	16,000	148
Toppan Printing	83,000	642
Tosoh	24,000	116
TOTO	52,000	701
Toyo Seikan Group Holdings	27,200	418
Toyota Industries	11,500	594
Toyota Motor	364,600	21,896
Toyota Motor ADR	52,058	6,229
Trend Micro	11,500	379
Tsuruha Holdings	78,500	4,332
Ulvac*	14,800	315
United Urban Investment (D)	81	131
USS	20,700	353
Wacoal Holdings	599,704	6,512
Warabeya Nichiyo	13,300	269
Watabe Wedding	6,395	39
Yamaha	31,600	499
Yamato Holdings	7,900	164
Yamazaki Baking	80,000	999
Yellow Hat	12,500	289
Yokogawa Electric	29,300	370

		476,810

Malta — 0.0%
BGP Holdings* (C)	198,683	—

4	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Mexico — 0.1%
Gruma, Cl B*	27,044	$324
Grupo Financiero Banorte, Cl O	266,416	1,905

		2,229

Netherlands — 6.2%
Aegon	714,534	6,236
Airbus Group	109,775	7,356
Akzo Nobel	354,140	26,547
ASML Holding	227,405	21,175
BinckBank	21,382	271
Boskalis Westminster	22,283	1,278
Delta Lloyd	20,943	532
Gemalto* (A)	8,758	908
Heineken Holding	5,558	365
ING Groep*	711,860	10,000
Koninklijke Ahold	393,155	7,380
Koninklijke DSM	96,270	7,011
Koninklijke KPN	380,329	1,386
Koninklijke Philips	14,638	464
OCI*	15,026	586
PostNL	954,622	4,509
Randstad Holding	25,579	1,386
Reed Elsevier	949,865	21,783
Royal Dutch Shell, Cl A	507,718	21,013
Royal Dutch Shell ADR, Cl B	120,744	10,506
TKH Group	3,888	133
TNT Express (A)	807,451	7,307
Unilever	161,439	7,063
Wolters Kluwer	250,418	7,413

		172,608

New Zealand — 0.0%
Air New Zealand	139,644	254
Fletcher Building	27,665	214
Ryman Healthcare	55,085	412

		880

Norway — 1.3%
Archer*	68,195	122
Bonheur (A)	5,117	103
DnB	789,476	14,435
Kvaerner	80,275	165
Salmar	7,125	124
Seadrill	203,905	8,085
Statoil	319,912	9,822
Telenor	170,760	3,888
Veidekke	8,294	93

		36,837

Poland — 0.0%
Tauron Polska Energia	59,269	101

Portugal — 0.1%
CTT Correios de Portugal*	23,239	231
Energias de Portugal	239,844	1,203
Sonae	211,509	347

		1,781

Puerto Rico — 0.0%
Triple-S Management, Cl B*	7,516	135

Russia — 0.4%
Gazprom ADR	854,460	7,447

Description	Shares	Market Value ($ Thousands)
Sberbank of Russia ADR	244,249	$2,484
Surgutneftegas ADR	8,414	65

		9,996

Singapore — 1.0%
City Developments	508,000	4,169
DBS Group Holdings	633,000	8,505
Flextronics International*	247,798	2,743
Sembcorp Industries	969,000	4,174
Sembcorp Marine (A)	1,240,000	4,078
United Overseas Bank	228,600	4,129

		27,798

South Africa — 0.0%
ArcelorMittal (A)	63,922	948
Net 1 UEPS Technologies*	16,829	191

		1,139

South Korea — 2.4%
KB Financial Group ADR	152,945	5,316
Korea Electric Power	189,710	6,994
KT&G	114,702	10,146
LG Display ADR	215,154	3,393
Meritz Financial Group	22,180	165
POSCO	14,862	4,465
Samsung Electronics	11,725	15,320
SK Telecom	48,496	11,335
SK Telecom ADR (A)	345,438	8,961

		66,095

Spain — 0.9%
Abertis Infraestructuras	37,465	862
ACS Actividades de Construccion y Servicios	43,027	1,968
Amadeus IT Holding, Cl A	97,210	4,009
Banco Bilbao Vizcaya Argentaria	84,953	1,083
Banco Popular Espanol	97,587	652
Banco Santander	108,301	1,131
CaixaBank	205,038	1,265
Enagas	33,212	1,069
Endesa	8,158	316
Ferrovial	44,015	980
Gamesa Tecnologica*	10,518	131
Gas Natural (A)	57,565	1,818
Grifols	10,724	586
Iberdrola	107,864	825
Inditex	3,332	513
Red Electrica (A)	13,640	1,247
Tecnicas Reunidas	84,080	5,200
Telefonica	34,972	599
Zardoya Otis (A)	28,710	511

		24,765

Sweden — 2.3%
Assa Abloy, Cl B	24,060	1,224
Electrolux, Cl B	149,857	3,788
Elekta, Cl B (A)	232,162	2,952
Hennes & Mauritz, Cl B	848	37
Hufvudstaden, Cl A	12,132	170
Industrivarden, Cl C	53,662	1,060
Intrum Justitia	4,443	133
Investor, Cl B	12,887	483
JM	3,356	124
Kinnevik Investment, Cl B	44,209	1,883
Loomis, Cl B	3,998	123
NCC, Cl B	18,704	644

5	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Nordea Bank	664,101	$9,367
Skandinaviska Enskilda Banken, Cl A	445,156	5,946
Skanska, Cl B	94,496	2,156
Svenska Cellulosa, Cl B	130,799	3,406
Svenska Handelsbanken, Cl A	1,204	59
Swedbank, Cl A	162,824	4,316
Telefonaktiebolaget LM Ericsson, Cl B	712,643	8,608
Telefonaktiebolaget LM Ericsson	766,815	9,263
Volvo, Cl B	553,566	7,622

		63,364

Switzerland — 9.5%
Actelion	29,385	3,718
Adecco	64,482	5,308
Aryzta	13,921	1,319
Autoneum Holding	609	122
Baloise Holding	9,033	1,064
Barry Callebaut	30	41
Bucher Industries	491	169
Clariant	661,968	12,959
Credit Suisse Group	619,349	17,712
Emmi	824	298
EMS-Chemie Holding	1,443	576
Galenica	1,156	1,129
Geberit	3,465	1,216
Georg Fischer	2,121	1,520
Givaudan	13,175	21,973
Julius Baer Group	129,083	5,322
Kuehne & Nagel International	1,176	156
Lindt & Spruengli	83	1,159
Lonza Group	58,239	6,337
Nestle	98,709	7,647
Novartis	395,199	35,785
OC Oerlikon	142,565	2,066
Pargesa Holding	2,541	228
Partners Group Holding	21,826	5,966
Roche Holding	130,880	39,037
SGS	5,079	12,171
Siegfried Holding	717	131
Sika	3,326	13,600
Sonova Holding	41,161	6,280
Sulzer*	44,269	6,210
Swiss Life Holding	21,592	5,120
Swiss Re	30,400	2,705
Swisscom	1,343	781
Syngenta	10,866	4,047
Tecan Group	1,360	156
UBS	471,917	8,646
UBS Registered	1,081,301	19,838
Zurich Insurance Group	44,988	13,560

		266,072

Taiwan — 0.2%
Hon Hai Precision Industry	1,368,000	4,582
Radium Life Tech*	260,000	181
Taiwan Semiconductor Manufacturing ADR	35,057	750
United Microelectronics ADR	398,752	961

		6,474

United Kingdom — 15.4%
3i Group	85,609	588

Description	Shares	Market Value ($ Thousands)
Admiral Group	2,478	$66
Afren*	132,019	327
Amlin	1,229,229	9,838
Aon	100,100	9,018
ASOS*	1,462	74
Associated British Foods	169,799	8,852
AstraZeneca	157,647	11,700
Aviva	1,256,639	10,969
Babcock International Group	60,000	1,192
BAE Systems	305,463	2,261
Balfour Beatty	773,027	3,086
Barclays	4,147,610	15,091
Berendsen	54,241	908
BG Group	1,037,214	21,902
BHP Billiton	124,151	4,011
BP	357,219	3,145
BP ADR	72,369	3,817
British American Tobacco	289,230	17,200
British Land (D)	54,313	652
British Sky Broadcasting Group	7,736	120
BT Group, Cl A	817,719	5,382
Bunzl	452,454	12,548
Capita	245,307	4,803
Carnival	159,469	6,020
Catlin Group	686,353	6,278
Centrica	106,915	571
Cobham	61,708	329
Compass Group	136,199	2,368
Diageo	350,452	11,181
Drax Group	19,241	211
EnQuest*	47,528	115
GKN	283,346	1,759
GlaxoSmithKline	292,933	7,834
Hargreaves Lansdown	33,878	717
Hikma Pharmaceuticals	43,058	1,235
Home Retail Group	2,606,352	7,879
Howden Joinery Group	1,032,470	5,466
HSBC Holdings	2,474,281	25,087
IMI	17,950	456
International Consolidated Airlines Group*	1,957,408	12,401
Investec	28,383	262
ITV	741,582	2,260
John Wood Group	18,089	249
Johnson Matthey	29,298	1,553
Kingfisher	283,935	1,743
Land Securities Group (D)	1,104	20
Legal & General Group	764,713	2,947
Lloyds Banking Group*	19,763,437	25,091
London Stock Exchange Group	16,756	575
Man Group	160,529	289
Meggitt	141,782	1,227
Melrose Industries	79,396	353
Michael Page International	699,531	5,155
Mondi	107,590	1,954
National Grid	52,840	759
Next	27,003	2,990
Pace	17,386	105
Premier Oil	366,995	2,095
Prudential	548,461	12,576
QinetiQ Group	252,702	894
Reckitt Benckiser Group	6,849	597

6	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Reed Elsevier	880,801	$14,157
Rentokil Initial	4,084,785	7,781
Rexam	642,961	5,882
Rio Tinto	88,496	4,704
Rolls-Royce Holdings	40,607	742
SABMiller	139,345	8,072
Schroders	11,610	497
Segro (D)	116,190	686
Shire	141,704	11,073
Smith & Nephew	47,610	846
Smiths Group	8,157	181
St. James’s Place	437,440	5,699
Synthomer	21,503	85
TalkTalk Telecom Group	1,467,890	8,170
Tate & Lyle	27,024	316
Tesco	1,614,390	7,845
Thomas Cook Group*	1,124,531	2,567
Travis Perkins	220,562	6,177
TSB Banking Group* (E)	849,234	4,088
TUI Travel	196,122	1,335
Vodafone Group	6,283,976	20,952
Whitbread	29,617	2,233
WPP	649,561	14,150
Xchanging	57,394	145

		429,534

United States — 1.2%
Alliance HealthCare Services*	7,648	207
Argan	12,894	481
Axis Capital Holdings	176,543	7,817
Computer Sciences	65,659	4,150
Constellium, Cl A*	41,612	1,334
Engility Holdings*	4,031	154
Inteliquent	13,102	182
Manpowergroup	60,399	5,125
Medifast*	20,734	631
Midcoast Energy Partners	8,592	189
Nielsen	161,600	7,823
NN	18,207	466
PharMerica*	14,739	421
Provident Financial Holdings	5,496	80
RadNet*	30,354	201
Renewable Energy Group*	28,868	331
Repligen*	5,809	132
REX American Resources*	11,831	867
RPX*	18,742	333
Ruby Tuesday*	13,356	101
Skullcandy*	72,700	527
Taro Pharmaceutical Industries*	6,130	858
Warren Resources*	61,957	384

		32,794

Total Common Stock (Cost $2,301,057) ($ Thousands)		2,613,250

PREFERRED STOCK — 1.1%

Brazil — 0.0%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	7,482	347

Germany — 1.1%
Bayerische Motoren Werke	8,215	787
Draegerwerk	2,624	282

Description	Shares/Face Amount (Thousands)	Market Value ($ Thousands)
Henkel	95,569	$11,047
ProSiebenSat.1 Media (A)	36,044	1,606
Volkswagen	59,834	15,713

		29,435

Total Preferred Stock (Cost $26,588) ($ Thousands)		29,782

U.S. TREASURY OBLIGATION (F)(G) — 0.3%
U.S. Treasury Bills
0.045%, 07/24/2014	$8,419	8,419

Total U.S. Treasury Obligation (Cost $8,419) ($ Thousands)		8,419

	Number Of Rights
RIGHTS — 0.0%

Spain — 0.0%
CaixaBank, Expires 07/02/2014*	205	15

Total Rights (Cost $—) ($ Thousands)		15

AFFILIATED PARTNERSHIP — 3.9%
SEI Liquidity Fund, L.P.
0.080% †**(H)	110,116,498	110,116

Total Affiliated Partnership (Cost $110,116) ($ Thousands)		110,116

CASH EQUIVALENT — 2.0%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †**	56,025,012	56,025

Total Cash Equivalent (Cost $56,025) ($ Thousands)		56,025

Total Investments — 101.0% (Cost $2,502,205) ($ Thousands)§		$2,817,607

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
DJ Euro Stoxx 50 Index	524	Sep-2014	$(254)
FTSE 100 Index	163	Sep-2014	(37)
Hang Seng Index	20	Jul-2014	41
SPI 200 Index	51	Sep-2014	6
Topix Index	105	Sep-2014	192

			$(52)

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

7	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Equity Fund

June 30, 2014

Percentages are based on a Net Assets of $2,788,531 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $105,054 ($ Thousands).

(B)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Securities considered illiquid. The total market value of such securities as of June 30, 2014 was $0 ($ Thousands) and represented 0.0% of Net Assets.

(D)	Real Estate Investment Trust.

(E)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F)	Security, or portion thereof, has been pledged as collateral on open futures contracts.

(G)	The rate reported is the effective yield at time of purchase.

(H)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $110,116 ($ Thousands).

§	At June 30, 2014, the tax basis cost of the Fund’s investments was $2,502,205 ($ Thousands), and the unrealized appreciation and depreciation were $380,065 ($ Thousands) and ($64,663) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

DJ — Dow Jones

FTSE — Financial Times and the London Stock Exchange

L.P. — Limited Partnership

SPI — Share Price Index

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,613,250	$—	$—	$2,613,250
Preferred Stock	29,782	—	—	29,782
U.S. Treasury Obligation	—	8,419	—	8,419
Rights	15	—	—	15
Affiliated Partnership	—	110,116	—	110,116
Cash Equivalent	56,025	—	—	56,025

Total Investments in Securities	$2,699,072	$118,535	$—	$2,817,607

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$239	$—	$—	$239
Unrealized Depreciation	(291)	—	—	(291)

Total Other Financial Instruments	$(52)	$—	$—	$(52)

*	Futures contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers from Level 2 into Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

8	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
COMMON STOCK — 89.7%

Argentina — 0.4%
Arcos Dorados Holdings, Cl A (A)	326,500	$3,657
Tenaris ADR (A)	47,900	2,258
YPF ADR	50,800	1,660

		7,575

Austria — 0.1%
Erste Group Bank	47,169	1,525

Brazil — 8.9%
ALL - America Latina Logistica	394,961	1,489
AMBEV	639,500	4,538
AMBEV ADR	822,590	5,791
Arteris	44,900	373
B2W Cia Digital*	382,400	4,842
Banco Bradesco ADR	444,296	6,451
Banco do Brasil	359,480	4,045
Banco Santander Brasil ADR	527,815	3,652
BB Seguridade Participacoes	407,300	5,965
BM&FBovespa	958,817	5,059
BR Malls Participacoes	650,000	5,544
BR Properties	278,700	1,683
Brasil Insurance Participacoes e Administracao	405,200	1,960
Braskem ADR	226,410	2,909
BRF ADR (A)	239,175	5,814
Cia Energetica de Minas Gerais ADR (A)	229,154	1,831
Cia Paranaense de Energia ADR (A)	14,934	229
Cielo	385,040	7,957
Cosan Industria e Comercio	113,800	2,059
Cyrela Brazil Realty Empreendimentos e Participacoes	1,014,067	6,386
EcoRodovias Infraestrutura e Logistica	395,300	2,701
EDP - Energias do Brasil	495,100	2,435
Estacio Participacoes	915,200	12,096
Even Construtora e Incorporadora	456,300	1,356
Fibria Celulose ADR* (A)	326,285	3,171
Gerdau ADR (A)	1,092,026	6,432
Gol Linhas Aereas Inteligentes ADR* (A)	591,980	3,244
Grendene	32,600	205
Helbor Empreendimentos	127,613	391
Hypermarcas*	875,560	7,595
JBS	627,100	2,142
Kroton Educacional	98,162	2,765
Localiza Rent a Car	170,632	2,814
Lojas Renner	36,100	1,160
Mahle-Metal Leve Industria e Comercio	22,600	233
MRV Engenharia e Participacoes	62,175	209
Multiplus	74,200	1,231
Petroleo Brasileiro	103,622	762
Petroleo Brasileiro ADR (A)	645,765	9,448

Description	Shares	Market Value ($ Thousands)
Porto Seguro	81,700	$1,170
Qualicorp*	321,600	3,811
Santos Brasil Participacoes	74,220	652
Sao Martinho	22,125	389
Souza Cruz	51,700	538
Sul America	109,682	775
Telefonica Brasil ADR (A)	133,200	2,732
Tim Participacoes	114,300	666
Tim Participacoes ADR	478,800	13,900
Totvs	138,920	2,398
Vale	56,186	745
Vale ADR, Cl B (A)	531,561	7,033
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A	106,900	1,838
Via Varejo*	253,500	2,824

		178,438

Canada — 0.6%
Africa Oil* (A)	208,954	1,432
Gran Tierra Energy*	111,688	907
Pacific Rubiales Energy	393,776	8,015
SEMAFO	393,376	1,850

		12,204

Chile — 0.9%
Banco de Chile	17,818,196	2,366
Banco Santander Chile	91,351,710	6,014
Cia Cervecerias Unidas ADR (A)	164,291	3,848
SACI Falabella	221,990	2,009
Sociedad Quimica y Minera de Chile ADR (A)	102,800	3,013

		17,250

China — 13.7%
AAC Technologies Holdings (A)	1,639,480	10,672
Agricultural Bank of China	30,893,432	13,632
Anhui Conch Cement (A)	1,504,500	5,164
ANTA Sports Products	2,534,000	4,028
Anton Oilfield Services Group (A)	7,458,000	5,081
Baidu ADR*	132,401	24,734
Bank of China	24,682,105	11,051
BYD Electronic International	695,000	595
Changyou.com ADR*	121,000	3,144
China BlueChemical	1,874,000	1,023
China CITIC Bank	1,486,000	901
China Coal Energy (A)	759,000	395
China Communications Services	1,534,000	746
China Construction Bank	26,341,993	19,917
China Lesso Group Holdings (A)	1,877,200	1,005
China Life Insurance	1,172,000	3,070
China Merchants Bank	2,307,076	4,548
China National Materials (A)	9,819,438	1,748
China Oilfield Services	1,980,000	4,762
China Pacific Insurance Group	149,000	526
China Petroleum & Chemical	10,685,839	10,189
China Petroleum & Chemical ADR (A)	24,400	2,319
China Shenhua Energy	842,000	2,434
China Telecom	3,650,000	1,785
China Vanke*	3,592,524	6,378

9	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Chongqing Rural Commercial Bank	2,726,612	$1,259
CITIC Securities (A)	724,500	1,598
Coolpad Group (A)	7,480,000	2,065
Dongfeng Motor Group	352,000	630
Evergrande Real Estate Group (A)	2,193,000	852
Fosun International*	802,500	1,066
Giant Interactive Group ADR (A)	24,059	285
Great Wall Motor	296,500	1,102
Guangzhou R&F Properties	1,560,000	1,926
Hollysys Automation Technologies*	39,199	960
Huaneng Power International	2,332,000	2,633
Industrial & Commercial Bank of China	34,113,768	21,568
Jiangsu Expressway	2,098,000	2,482
Jiangxi Copper	1,525,000	2,412
KWG Property Holding	1,737,370	993
Mindray Medical International ADR (A)	56,254	1,772
NetEase ADR (A)	13,025	1,021
New Oriental Education & Technology Group ADR	347,300	9,228
PetroChina ADR	51,473	6,462
Phoenix New Media ADR*	86,258	924
PICC Property & Casualty	2,095,800	3,175
Ping An Insurance Group of China (A)	1,066,500	8,256
Prince Frog International Holdings (A)	4,708,100	1,185
Shimao Property Holdings	377,000	693
SINA*	67,800	3,374
Sinopec Engineering Group	4,237,500	4,768
SOHO China	3,017,528	2,379
Sohu.com*	101,500	5,856
Tencent Holdings	991,335	15,119
Tingyi Cayman Islands Holding	1,262,000	3,533
Tsingtao Brewery	448,000	3,503
Uni-President China Holdings (A)	5,468,400	4,191
Want Want China Holdings	362,000	520
Weichai Power	496,000	1,917
WuXi PharmaTech Cayman ADR*	70,313	2,310
Youku Tudou ADR* (A)	56,600	1,350
Zhejiang Expressway	3,446,000	3,490
Zhuzhou CSR Times Electric	2,475,100	7,521

		274,225

Colombia — 0.4%
Bancolombia ADR, Cl R (A)	99,700	5,763
Ecopetrol	1,578,521	2,864
Grupo Nutresa	17,719	260

		8,887

Czech Republic — 0.5%
CEZ (A)	120,414	3,634
Komercni Banka	27,730	6,376

		10,010

Egypt — 0.0%
Commercial International Bank Egypt GDR	134,789	658

Description	Shares	Market Value ($ Thousands)
Greece — 0.4%
Alpha Bank AE*	2,253,791	$2,098
OPAP	81,074	1,443
Piraeus Bank*	2,240,016	4,969

		8,510

Hong Kong — 6.1%
Anxin-China Holdings	1,212,000	163
Bolina Holding (A)	4,549,300	1,720
Chaoda Modern Agriculture* (B)(F)	2,056,181	—
China Everbright International	5,531,600	7,908
China High Precision Automation Group (B)(F)	1,385,624	222
China Medical System Holdings	2,712,500	3,321
China Mengniu Dairy	1,773,915	8,205
China Minsheng Banking, Cl H	1,575,600	1,427
China Mobile	1,954,741	18,966
China Mobile ADR (A)	83,240	4,046
China Modern Dairy Holdings* (A)	3,552,000	1,398
China Power International Development	1,229,000	485
China State Construction International Holdings	6,094,784	10,695
China Taiping Insurance Holdings*	1,160,200	2,078
China Unicom Hong Kong ADR (A)	135,090	2,071
CNOOC	6,718,707	12,067
CNOOC ADR (A)	16,410	2,942
COSCO Pacific	5,275	7
Far East Horizon	944,000	689
Geely Automobile Holdings	4,370,000	1,539
GOME Electrical Appliances Holding	9,371,000	1,536
Haier Electronics Group	2,555,000	6,676
Nine Dragons Paper Holdings	2,040,500	1,388
Samsonite International	771,652	2,544
Sands China	976,500	7,377
Shanghai Industrial Holdings	107,000	326
Shenzhen Investment	960,000	307
Sino Biopharmaceutical	3,276,000	2,655
Sunac China Holdings	708,000	401
Sunny Optical Technology Group (A)	5,865,807	8,295
Techtronic Industries	2,269,500	7,277
Xinyi Glass Holdings	1,342,944	788
Zoomlion Heavy Industry Science and Technology	3,816,260	2,364

		121,883

Hungary — 0.1%
Richter Gedeon Nyrt	59,370	1,140

India — 7.7%
Aurobindo Pharma	915,431	11,276
Axis Bank	145,411	4,639
Bank of Baroda	413,767	6,030
Biocon	96,261	849
Cairn India	1,499,257	9,100
Crompton Greaves	713,220	2,380

10	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Cummins India	457,035	$4,921
Dabur India	1,070,867	3,338
Dena Bank	141,420	201
Glenmark Pharmaceuticals	279,945	2,654
HCL Technologies	111,125	2,772
HDFC Bank ADR	136,918	6,410
Hexaware Technologies	296,384	780
Housing Development Finance	64,749	1,069
ICICI Bank ADR	277,654	13,855
Indiabulls Housing Finance	215,603	1,362
Infosys ADR (A)	22,797	1,226
ITC	506,528	2,737
Jubilant Foodworks*	134,207	2,918
Larsen & Toubro	181,337	5,131
Mahindra & Mahindra GDR	182,978	3,559
Oil & Natural Gas	455,516	3,218
Oil India	59,070	577
Power Grid Corp of India	1,977,814	4,577
Reliance Communications	803,566	1,955
Reliance Industries	437,790	7,391
Reliance Industries GDR (C)	510,871	17,191
Rural Electrification	470,890	2,813
Shriram Transport Finance	362,494	5,455
Syndicate Bank	165,516	482
Tata Consultancy Services	17,686	713
Tata Global Beverages	1,283,110	3,685
Tata Motors ADR (A)	186,300	7,277
UPL	728,308	4,135
Wipro ADR (A)	142,168	1,690
WNS Holdings ADR*	11,629	223
Yes Bank	510,520	4,592
Zee Entertainment Enterprises	345,064	1,684

		154,865

Indonesia — 1.9%
Adaro Energy	12,811,600	1,270
AKR Corporindo	5,981,500	2,185
Bank Bukopin	5,292,948	279
Bank Rakyat Indonesia Persero	8,516,351	7,417
Gudang Garam	684,300	3,088
Indo Tambangraya Megah	366,900	836
Indocement Tunggal Prakarsa	486,900	926
Kalbe Farma	3,944,500	552
Matahari Department Store	2,327,300	2,709
Media Nusantara Citra	2,447,200	570
Perusahaan Gas Negara Persero	5,530,700	2,601
Semen Indonesia Persero	4,068,300	5,173
Surya Semesta Internusa	2,847,000	165
Tambang Batubara Bukit Asam	2,231,400	2,019
Telekomunikasi Indonesia Persero	34,590,080	7,192
United Tractors	1,010,981	1,970

		38,952

Israel — 0.5%
Teva Pharmaceutical Industries ADR	195,400	10,243

Malaysia — 1.6%
Affin Holdings	96,100	99
Alliance Financial Group	1,418,700	2,085
AMMB Holdings	832,500	1,846

Description	Shares	Market Value ($ Thousands)
Axiata Group	2,464,536	$5,350
Berjaya Sports Toto	225,321	272
British American Tobacco Malaysia	41,451	846
Bursa Malaysia	214,300	518
Genting Malaysia	291,956	382
Hong Leong Financial Group	56,400	284
IOI	513,100	839
IOI Properties Group*	256,549	201
Kulim Malaysia*	245,800	263
Malayan Banking	1,844,100	5,645
Malaysia Building Society	671,427	454
Media Prima	589,247	474
Parkson Holdings*	147,253	118
Petronas Chemicals Group	829,700	1,749
Telekom Malaysia	360,876	714
Tenaga Nasional	428,700	1,626
Top Glove	2,097,528	2,985
UEM Sunrise	3,492,395	2,208
UMW Holdings	987,383	3,358

		32,316

Mexico — 5.2%
Alfa, Cl A	356,500	987
America Movil, Ser L	3,026,074	3,144
America Movil ADR, Ser L	323,575	6,714
Arca Continental	566,000	3,832
Cemex ADR* (A)	635,563	8,408
Compartamos*	1,276,200	2,465
Controladora Comercial Mexicana	109,200	410
Empresas ICA ADR* (A)	237,380	1,856
Fibra Uno Administracion (D)	1,091,000	3,826
Fomento Economico Mexicano	120,200	1,126
Fomento Economico Mexicano ADR	89,559	8,387
Genomma Lab Internacional, Cl B* (A)	2,539,800	6,882
Gruma, Cl B*	154,532	1,850
Grupo Carso, Ser A1	73,500	382
Grupo Financiero Banorte, Cl O	2,093,019	14,969
Grupo Financiero Inbursa, Cl O	314,900	939
Grupo Financiero Santander Mexico ADR	221,878	2,947
Grupo Herdez (A)	32,875	100
Grupo Mexico, Ser B	2,739,424	9,141
Grupo Televisa ADR	389,630	13,368
Inmobiliaria Vesta	1,647,100	3,461
Kimberly-Clark de Mexico, Cl A	1,932,600	5,424
Wal-Mart de Mexico, Ser V	1,411,098	3,783

		104,401

Netherlands — 0.6%
Yandex, Cl A*	339,600	12,103

Peru — 0.7%
Credicorp	86,274	13,413

Philippines — 0.9%
Aboitiz Equity Ventures	1,015,700	1,303
Alliance Global Group	1,204,488	803
Ayala	235,110	3,488

11	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
BDO Unibank	1,236,913	$2,649
International Container Terminal Services	1,577,324	4,011
Manila Electric	33,470	196
RFM	11,003,900	1,525
SM Investments	165,070	3,086

		17,061

Poland — 0.7%
Asseco Poland	33,224	450
Bank Handlowy w Warszawie	5,496	217
Eurocash (A)	174,976	2,317
KGHM Polska Miedz (A)	27,366	1,122
PGE	281,646	2,008
Polski Koncern Naftowy Orlen	93,779	1,266
Powszechna Kasa Oszczednosci Bank Polski	251,011	3,116
Powszechny Zaklad Ubezpieczen	19,770	2,889
Tauron Polska Energia	554,595	944

		14,329

Russia — 5.5%
Etalon Group GDR	56,800	252
Eurasia Drilling GDR	81,314	2,561
Gazprom ADR	1,014,450	8,838
Globaltrans Investment GDR	335,387	3,840
Lukoil ADR	217,654	13,017
Magnit GDR	134,989	7,964
Mail.ru Group GDR*	14,310	504
MegaFon GDR*	137,594	4,334
MMC Norilsk Nickel ADR (A)	208,055	4,122
Mobile Telesystems ADR	275,328	5,435
NovaTek GDR	76,838	9,559
QIWI ADR (A)	68,500	2,763
Rosneft GDR	565,369	4,136
Sberbank of Russia ADR	2,162,726	21,953
Severstal GDR	174,931	1,421
Sistema GDR*	55,343	1,705
Surgutneftegas ADR	146,322	1,131
Tatneft ADR	108,417	4,209
TMK GDR	468,081	4,540
X5 Retail Group GDR*	416,619	8,995

		111,279

Singapore — 0.2%
Asian Pay Television Trust	5,834,500	3,650
China Yuchai International	27,469	583

		4,233

South Africa — 5.1%
Anglo American Platinum (A)	25,931	1,124
AngloGold Ashanti ADR	94,573	1,628
ArcelorMittal South Africa* (A)	159,732	466
AVI	82,892	477
Barclays Africa Group (A)	182,269	2,767
Bidvest Group (A)	157,726	4,189
Exxaro Resources (A)	244,725	3,186
FirstRand	1,063,792	4,075
Foschini Group (A)	71,484	749
Impala Platinum Holdings (A)	50,285	505
Imperial Holdings	145,688	2,739
Investec (A)	186,414	1,708
Kumba Iron Ore (A)	55,955	1,783
Liberty Holdings	100,951	1,234

Description	Shares	Market Value ($ Thousands)
Life Healthcare Group Holdings	1,208,956	$4,715
Massmart Holdings (A)	74,003	918
Mondi	91,891	1,675
MTN Group	638,496	13,443
Murray & Roberts Holdings*	239,957	548
Nampak (A)	131,113	453
Naspers, Cl N	54,941	6,466
Netcare	381,601	1,030
Redefine Properties (A)(D)	1,095,834	988
Remgro	159,807	3,455
RMB Holdings	194,887	963
Sasol	157,215	9,345
Sasol ADR	58,175	3,439
Shoprite Holdings	250,290	3,623
SPAR Group (A)	145,220	1,698
Standard Bank Group	641,050	8,737
Steinhoff International Holdings (A)	360,079	2,005
Telkom	107,522	462
Tongaat Hulett (A)	19,087	266
Truworths International (A)	118,834	838
Vodacom Group (A)	392,152	4,845
Woolworths Holdings (A)	722,839	5,310

		101,852

South Korea — 12.0%
Chong Kun Dang Pharmaceutical	7,416	496
Chongkundang Holdings	1,449	61
Coway	126,255	10,569
Daelim Industrial	24,045	2,003
Daewoong Pharmaceutical	7,044	409
Dongbu Insurance	62,921	3,234
Dongkuk Steel Mill	39,970	277
Doosan Heavy Industries & Construction	73,080	2,532
Grand Korea Leisure	25,294	1,040
GS Home Shopping	5,417	1,291
Halla Visteon Climate Control	146,280	6,622
Hankook Tire	11,439	683
Hankook Tire Worldwide	17,490	388
Hite Jinro	62,170	1,349
Hyosung	11,642	778
Hyundai Development*	64,220	2,041
Hyundai Glovis	3,434	915
Hyundai Home Shopping Network	2,667	387
Hyundai Marine & Fire Insurance	81,763	2,331
Hyundai Mobis	3,009	845
Hyundai Motor	60,419	13,704
Industrial Bank of Korea	294,560	3,930
Kangwon Land	82,120	2,411
KB Financial Group	13,500	470
KB Financial Group ADR	144,725	5,031
KCC	13,323	8,124
Kia Motors	126,327	7,067
Korea Aerospace Industries	109,181	3,367
Korean Reinsurance	40,647	420
KT	26,140	789
KT ADR (A)	214,890	3,253
KT&G	51,821	4,584
LG	43,744	2,702

12	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
LG Chem	1,294	$379
LG Display ADR (A)	212,640	3,353
LG Electronics	52,748	3,873
Lock & Lock	99,120	1,308
Lotte Chilsung Beverage	2,972	5,164
Lotte Confectionery	2,463	4,703
LS Industrial Systems*	18,300	1,192
Meritz Fire & Marine Insurance	31,080	379
Mirae Asset Securities	11,960	530
NAVER	3,312	2,733
NCSoft	3,356	605
POSCO	4,692	1,410
S-1, Cl 1	14,299	1,150
Samsung Electronics	47,547	62,124
Samsung Engineering	44,817	3,548
Samsung Fire & Marine Insurance	3,289	837
Samsung Heavy Industries	70,510	1,885
Samsung Life Insurance	32,132	3,239
SFA Engineering	87,083	3,296
Shinhan Financial Group	216,574	10,028
SK C&C	12,084	1,989
SK Holdings	5,252	947
SK Hynix	107,131	5,141
SK Telecom	13,066	3,054
SK Telecom ADR (A)	653,159	16,943
Soulbrain	9,800	334
Sung Kwang Bend	130,005	2,602
Sungwoo Hitech	55,019	759
Vieworks	44,629	1,204
Wonik IPS*	156,917	1,799

		240,611

Spain — 0.4%
Cemex Latam Holdings*	917,463	8,981

Taiwan — 9.0%
Advanced Semiconductor Engineering	1,026,000	1,335
Airtac International Group	120,895	1,302
Asustek Computer	176,000	1,963
AU Optronics	5,465,000	2,315
Career Technology MFG.	880,000	1,341
Catcher Technology	322,000	3,003
Cathay Financial Holding	2,225,226	3,477
Chailease Holding	279,200	702
Chicony Electronics	186,992	505
China Motor	1,405,000	1,402
China Steel Chemical	406,800	2,636
Chong Hong Construction	116,000	307
CTBC Financial Holding	3,085,000	2,056
CTCI	921,000	1,595
Delta Electronics	414,000	3,016
Elite Advanced Laser	155,000	688
eMemory Technology	335,000	4,073
Far Eastern New Century	556,000	599
Farglory Land Development	1,305,043	1,777
Formosa Taffeta	88,000	97
Fubon Financial Holding	1,872,000	2,705
Gigasolar Materials	20,785	414
Hermes Microvision	49,300	1,957
Hermes Microvision GDR* (C)	46,900	1,860

Description	Shares	Market Value ($ Thousands)
Hiwin Technologies	449,270	$5,545
Hon Hai Precision Industry	2,485,828	8,326
Inventec	868,000	831
King Yuan Electronics	616,000	579
King’s Town Bank	692,000	668
Kinsus Interconnect Technology	694,000	3,115
Lite-On Technology	1,958,120	3,269
MediaTek	1,391,500	23,535
Mega Financial Holding	362,000	301
Merry Electronics	230,440	1,231
Mitac Holdings*	2,738,000	2,462
PChome Online	111,000	1,231
Phison Electronics	496,000	3,995
Pou Chen	1,310,000	1,577
Powertech Technology	353,000	638
President Chain Store	318,652	2,551
Quanta Computer	1,097,000	3,196
Radiant Opto-Electronics	1,008,050	4,321
Realtek Semiconductor	1,556,173	4,931
Shin Kong Financial Holding	6,154,118	1,898
Taishin Financial Holding	4,681,456	2,399
Taiwan Cement	2,241,000	3,393
Taiwan Semiconductor Manufacturing	8,697,390	36,848
Taiwan Semiconductor Manufacturing ADR (A)	489,660	10,474
Teco Electric and Machinery	1,660,000	1,910
Transcend Information	647,000	2,221
Uni-President Enterprises	1,066,700	1,915
United Microelectronics	1,488,000	745
United Microelectronics ADR	1,432,100	3,451
Vanguard International Semiconductor	490,000	787
Wistron NeWeb	195,000	479

		179,947

Thailand — 1.7%
Advanced Info Service	209,700	1,421
Bangchak Petroleum	257,500	234
Bangkok Bank	465,054	2,766
Bangkok Bank Foreign	885,900	5,282
Bangkok Dusit Medical Services	2,282,000	1,174
Bangkok Dusit Medical Services, Cl F	2,558,500	1,316
Bangkok Expressway	148,400	171
CP ALL	1,809,400	2,676
CP Seven Eleven PCL (A)	531,900	787
Delta Electronics Thailand	183,700	354
Kiatnakin Bank	948,544	1,286
PTT	445,750	4,368
PTT Exploration & Production	248,500	1,282
PTT Global Chemical	2,010,700	4,182
Ratchaburi Electricity Generating Holding	269,800	451
Siam Commercial Bank	364,000	1,890
Thai Oil	1,016,700	1,629
Thanachart Capital	1,825,200	1,982
VGI Global Media	4,724,424	1,878

		35,129

Turkey — 2.2%
Anadolu Efes Biracilik Ve Malt Sanayii*	360,878	4,417

13	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

Description	Shares	Market Value ($ Thousands)
Arcelik	630,717	$3,837
Aselsan Elektronik Sanayi Ve Ticaret	895,213	3,965
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret	158,566	163
Emlak Konut Gayrimenkul Yatirim Ortakligi (D)	5,534,925	6,944
Enka Insaat ve Sanayi	643,452	1,745
Eregli Demir ve Celik Fabrikalari	1,619,632	2,895
TAV Havalimanlari Holding	817,793	6,499
Tofas Turk Otomobil Fabrikasi	347,037	2,152
Turk Hava Yollari*	227,992	698
Turk Telekomunikasyon	770,104	2,223
Turkcell Iletisim Hizmetleri ADR* (A)	173,935	2,713
Turkiye Garanti Bankasi	479,905	1,876
Turkiye Halk Bankasi	304,660	2,285
Turkiye Sise ve Cam Fabrikalari	887,267	1,247

		43,659

United Arab Emirates — 0.2%
Dragon Oil	440,028	4,616

United Kingdom — 1.0%
Afren*	2,384,606	5,912
Anglo American ADR	82,040	1,007
BG Group	102,815	2,171
Hikma Pharmaceuticals	145,080	4,162
Old Mutual	493,314	1,668
SABMiller	99,565	5,770

		20,690

United States — 0.5%
Avon Products	133,700	1,953
First Cash Financial Services*	73,800	4,250
Freeport-McMoRan Copper & Gold	67,200	2,453
Yahoo! *	13,200	464

		9,120

Total Common Stock (Cost $1,640,073) ($ Thousands)		1,800,105

EXCHANGE TRADED FUNDS — 4.2%

United States — 4.2%
iPath MSCI India Index ETN (A)	128,088	8,821
iShares MSCI Emerging Markets ETF	1,534,803	66,350
iShares MSCI India ETF	298,700	8,882

Total Exchange Traded Funds (Cost $81,497) ($ Thousands)		84,053

PREFERRED STOCK — 3.0%

Brazil — 2.8%
Banco do Estado do Rio Grande do Sul	560,802	2,735
Bradespar	189,000	1,736
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	31,783	1,473
Cia Energetica de Sao Paulo, Cl B	259,400	3,264
Cia Paranaense de Energia	112,800	1,727
Itau Unibanco Holding	136,443	1,969

Description		Shares/Face Amount (Thousands)	Market Value ($ Thousands)
Itau Unibanco Holding ADR		406,996	$5,853
Itausa - Investimentos Itau		777,689	3,049
Klabin		1,421,900	1,413
Marcopolo		3,070,300	5,990
Metalurgica Gerdau, Cl A		213,260	1,507
Petroleo Brasileiro		291,716	2,288
Petroleo Brasileiro ADR, Cl A (A)		553,993	8,664
Vale, Cl A		477,885	5,694
Vale ADR, Cl B (A)		760,794	9,053

			56,415

Colombia — 0.2%
Banco Davivienda		82,888	1,337
Bancolombia		156,223	2,286

			3,623

South Korea — 0.0%
Samsung Electronics		929	973

Total Preferred Stock (Cost $68,601) ($ Thousands)			61,011

		Number Of Rights

RIGHTS — 0.0%

Brazil — 0.0%
B2W Cia Digital, Expires 07/10/2014*		229	312

Total Rights (Cost $—) ($ Thousands)			312

DEBENTURE BOND — 0.0%

Brazil — 0.0%
Vale, Ser 1997
0.000%, 09/30/2049 (E)	BRL	$8	—

Total Debenture Bond (Cost $—) ($ Thousands)			—

AFFILIATED PARTNERSHIP — 8.6%
SEI Liquidity Fund, L.P.
0.080% †** (G)		172,067,083	172,067

Total Affiliated Partnership (Cost $172,067) ($ Thousands)			172,067

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Prime Obligation Fund, Cl A
0.010% †**		12,772,228	12,772

Total Cash Equivalent (Cost $12,772) ($ Thousands)			12,772

Total Investments — 106.1% (Cost $1,975,010) ($ Thousands)§			$2,130,320

Percentages are based on a Net Assets of $2,007,685 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.

14	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Equity Fund

June 30, 2014

(A)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $165,739 ($ Thousands).

(B)	Securities considered illiquid. The total market value of such securities as of June 30, 2014 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(C)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(D)	Real Estate Investment Trust.

(E)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014.

(F)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $222 ($ Thousands) and represented 0.0% of Net Assets.

(G)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $172,067 ($ Thousands).

§	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,975,010 ($ Thousands), and the unrealized appreciation and depreciation were $240,815 ($ Thousands) and ($85,505) ($ Thousands), respectively.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

ETN — Exchange Traded Note

GDR — Global Depositary Receipt

L.P. — Limited Partnership

MSCI — Morgan Stanley Capital International

Ser — Series

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$1,799,883	$—	$222	$1,800,105
Exchange Traded Funds	84,053	—	—	84,053
Preferred Stock	61,011	—	—	61,011
Rights	312	—	—	312
Debenture Bond	—	—	—	—
Affiliated Partnership	—	172,067	—	172,067
Cash Equivalent	12,772	—	—	12,772

Total Investments in Securities	$1,958,031	$172,067	$222	$2,130,320

(1)

A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

15	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 95.0%

Australia — 2.7%
Australia & New Zealand Banking Group MTN
3.625%, 07/18/2022	EUR	300	$480
Commonwealth Bank of Australia
1.375%, 01/22/2019	EUR	560	789
Government of Australia
6.000%, 02/15/2017		2,060	2,110
5.750%, 07/15/2022		1,490	1,638
5.500%, 04/21/2023		160	174
4.250%, 07/21/2017		1,350	1,332
2.750%, 04/21/2024		375	331
Government of Australia, Ser 122
5.250%, 03/15/2019		1,950	2,024
Government of Australia, Ser 124
5.750%, 05/15/2021		1,900	2,068
Macquarie Bank MTN
3.500%, 12/18/2020	GBP	221	380
National Australia Bank MTN
1.875%, 01/13/2023	EUR	220	310
Queensland Treasury, Ser 17
6.000%, 09/14/2017		780	807
Rio Tinto Finance
3.500%, 03/22/2022	USD	55	57
Suncorp-Metway
5.125%, 10/27/2014	GBP	235	407
Westpac Banking MTN
1.500%, 03/24/2021	EUR	220	308
1.375%, 04/17/2020	EUR	230	322

			13,537

Austria — 0.9%
Republic of Austria
3.900%, 07/15/2020		1,500	2,436
3.650%, 04/20/2022		290	472
3.200%, 02/20/2017		600	888
3.150%, 06/20/2044		55	88
1.750%, 10/20/2023		380	537
Republic of Austria, Ser 97-6
6.250%, 07/15/2027		225	466

			4,887

Belgium — 0.8%
Kingdom of Belgium
3.750%, 06/22/2045		183	300
2.600%, 06/22/2024		240	356
Kingdom of Belgium, Ser 44
5.000%, 03/28/2035		500	950
Kingdom of Belgium, Ser 47
3.250%, 09/28/2016		600	879
Kingdom of Belgium, Ser 58
3.750%, 09/28/2020		231	372
Kingdom of Belgium, Ser 69
1.250%, 06/22/2018		545	772

			3,629

Brazil — 0.7%
Braskem Finance
6.450%, 02/03/2024	USD	300	321
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017		1,780	781
BRF
3.950%, 05/22/2023 (A)	USD	410	388

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Cosan
5.000%, 03/14/2023 (A)	USD	240	$229
Gerdau Trade
5.750%, 01/30/2021 (A)	USD	101	108
4.750%, 04/15/2023 (A)	USD	200	198
Petrobras International Finance MTN
6.250%, 12/14/2026	GBP	260	454
Raizen Energy Finance
7.000%, 02/01/2017 (A)	USD	270	300
Rio Oil Finance Trust, Ser 2014-1
6.250%, 07/06/2024	USD	320	335
Samarco Mineracao
4.125%, 11/01/2022 (A)	USD	430	407
Vale
5.625%, 09/11/2042	USD	42	41

			3,562

Canada — 5.3%
Bank of Nova Scotia MTN
1.000%, 04/02/2019	EUR	259	360
Bell Canada MTN
5.000%, 02/15/2017		270	273
Bombardier
6.000%, 10/15/2022 (A)	USD	310	318
Canada Housing Trust No. 1
4.100%, 12/15/2018		1,390	1,435
2.050%, 06/15/2017		2,470	2,360
CDP Financial
4.400%, 11/25/2019 (A)	USD	850	945
Government of Canada
5.750%, 06/01/2033		485	662
5.000%, 06/01/2037		1,300	1,684
4.000%, 06/01/2041		685	789
1.750%, 03/01/2019		4,010	3,801
1.750%, 09/01/2019		3,510	3,315
1.250%, 02/01/2016		895	843
Muskrat Falls
3.630%, 06/01/2029		340	342
National Bank of Canada
1.500%, 03/25/2021	EUR	257	361
NOVA Chemicals
5.250%, 08/01/2023 (A)	USD	150	164
Province of British Columbia
3.250%, 12/18/2021		1,150	1,137
Province of Manitoba Canada
3.850%, 12/01/2021		710	725
Province of Ontario Canada
8.100%, 09/08/2023		700	930
4.400%, 06/02/2019		1,380	1,438
3.450%, 06/02/2045		245	219
3.150%, 06/02/2022		2,000	1,932
Province of Quebec Canada
3.500%, 12/01/2045		145	130
3.000%, 09/01/2023		500	470
Quebecor Media
5.750%, 01/15/2023	USD	128	132
Royal Bank of Canada
1.625%, 08/04/2020	EUR	190	270
TransCanada PipeLines
2.500%, 08/01/2022	USD	300	290
Yamana
4.950%, 07/15/2024	USD	274	277

			25,602

16	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Chile — 0.2%
Empresa de Transporte de Pasajeros Metro
4.750%, 02/04/2024 (A)	USD	390	$412
ENTEL Chile
4.875%, 10/30/2024	USD	380	396

			808

China — 0.3%
Baidu
2.750%, 06/09/2019	USD	200	201
CNOOC Nexen Finance
4.250%, 04/30/2024	USD	390	398
State Grid Overseas Investment
4.125%, 05/07/2024 (A)	USD	390	400
Talent Yield Investments
4.500%, 04/25/2022 (A)	USD	310	320
Tencent Holdings MTN
3.375%, 05/02/2019 (A)	USD	390	399

			1,718

Colombia — 0.1%
Ecopetrol
5.875%, 05/28/2045	USD	109	113
Oleoducto Central
4.000%, 05/07/2021	USD	390	391
Pacific Rubiales Energy
5.125%, 03/28/2023 (A)	USD	123	122

			626

Czech Republic — 0.1%
Czech Republic International MTN
3.875%, 05/24/2022	EUR	50	80
Government of Czech Republic
4.700%, 09/12/2022		1,500	95
Government of Czech Republic, Ser 51
4.000%, 04/11/2017		8,050	442

			617

Denmark — 1.5%
Danske Bank
5.375%, 09/29/2021 (B)	GBP	170	310
3.875%, 10/04/2023 (B)	EUR	150	221
3.500%, 04/16/2018	EUR	155	236
DONG Energy MTN
5.750%, 04/09/2040	GBP	200	401
Kingdom of Denmark
4.500%, 11/15/2039		1,300	343
4.000%, 11/15/2017		1,600	331
3.000%, 11/15/2021		21,800	4,596
Nykredit Realkredit
4.000%, 06/03/2036 (B)	EUR	700	962

			7,400

Finland — 0.9%
Elisa MTN
2.250%, 10/04/2019		300	427
Government of Finland
3.375%, 04/15/2020		2,080	3,283
1.500%, 04/15/2023		340	474
Nordea Bank Finland MTN
2.375%, 07/17/2017		190	276
2.250%, 05/03/2019		170	250

			4,710

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
France — 7.0%
Accor
2.625%, 02/05/2021		300	$426
ALD International MTN
2.000%, 05/26/2017		500	700
Arkema
3.850%, 04/30/2020		200	310
AXA MTN
5.625%, 01/16/2054 (B)	GBP	302	522
Banque Federative du Credit Mutuel MTN
2.000%, 09/19/2019		400	567
Banque PSA Finance MTN
4.875%, 09/25/2015		450	641
4.000%, 06/24/2015		450	631
BNP Paribas
4.730%, 04/12/2049 (B)		300	423
BNP Paribas Home Loan SFH MTN
3.125%, 03/22/2022		200	312
BPCE
5.250%, 04/16/2029	GBP	100	172
2.750%, 07/08/2026 (B)		300	408
1.375%, 05/22/2019		200	275
BPCE SFH MTN
1.750%, 11/29/2019		600	863
1.500%, 01/30/2020		400	565
Caisse Centrale du Credit Immobilier de France MTN
1.125%, 04/22/2019		100	140
Caisse d’Amortissement de la Dette Sociale MTN
1.125%, 05/25/2019		363	509
Caisse de Refinancement de l’Habitat
3.500%, 04/25/2017		350	521
Caisse Francaise de Financement Local
3.750%, 05/18/2016		225	328
3.625%, 02/26/2018		63	96
Carrefour Banque
0.932%, 03/21/2018 (B)		177	244
Casino Guichard Perracho MTN
4.726%, 05/26/2021		300	487
Christian Dior
1.375%, 06/19/2019		300	411
Cie de Financement Foncier MTN
4.625%, 09/23/2017		575	893
4.250%, 01/19/2022		300	498
Cie de St.-Gobain MTN
4.625%, 10/09/2029	GBP	120	209
3.500%, 09/30/2015		550	780
Coface
4.125%, 03/27/2024		200	290
Credit Agricole MTN
2.375%, 11/27/2020		600	864

17	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Credit Agricole Home Loan SFH MTN
3.250%, 03/23/2017		100	$148
2.875%, 09/09/2016		300	434
Dexia Credit Local MTN
2.000%, 01/22/2021		200	288
1.625%, 10/29/2018		565	804
1.375%, 09/18/2019		500	702
Electricite de France MTN
6.500%, 01/26/2019 (A)	USD	250	298
5.500%, 10/17/2041	GBP	200	385
5.375%, 12/12/2049 (B)		100	152
5.250%, 12/29/2049 (B)	USD	120	122
Eutelsat
2.625%, 01/13/2020		200	288
Financiere Medicis Lux
7.000%, 05/15/2020		170	249
French Treasury Note
1.000%, 07/25/2017		235	329
Gecina MTN
2.875%, 05/30/2023 (C)		500	721
Government of France
5.000%, 10/25/2016		1,240	1,890
4.500%, 04/25/2041		220	410
3.250%, 05/25/2045		1,220	1,856
2.500%, 05/25/2030		860	1,207
2.250%, 05/25/2024		615	892
1.750%, 11/25/2024		655	901
1.000%, 11/25/2018		1,480	2,076
1.000%, 05/25/2019		825	1,154
HSBC SFH France MTN
2.000%, 10/16/2023		700	1,000
Iliand
4.875%, 06/01/2016		300	437
Numericable Group
5.375%, 05/15/2022		225	327
RCI Banque MTN
5.625%, 10/05/2015		500	725
Renault MTN
3.625%, 09/19/2018		450	662
Sanofi MTN
2.500%, 11/14/2023		200	290
Societe Generale MTN
5.750%, 04/20/2016 (A)	USD	111	119
5.200%, 04/15/2021 (A)	USD	225	254
3.875%, 12/17/2015	GBP	100	177
Societe Generale SFH MTN
3.250%, 06/06/2016		400	579
Unibail-Rodamco MTN
2.375%, 02/25/2021 (C)		500	719
Veolia Environnement MTN
6.125%, 11/25/2033		143	271
4.625%, 03/30/2027		200	328
Wendel
5.875%, 09/17/2019		800	1,282

			35,561

Germany — 7.6%
Allianz Finance II MTN
3.500%, 02/14/2022		100	156
Bayer MTN
1.875%, 01/25/2021		93	132

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bundesobligation
1.000%, 10/12/2018		800	$1,130
Bundesrepublik Deutschland
6.500%, 07/04/2027		125	270
4.750%, 09/20/2033		190	358
2.500%, 07/04/2044		3,325	4,881
1.750%, 02/15/2024		3,000	4,310
Bundesrepublik Deutschland, Ser 00
5.500%, 01/04/2031		550	1,133
Bundesrepublik Deutschland, Ser 03
4.750%, 07/04/2034		150	296
Bundesschatzanweisungen
2.875%, 09/11/2015		323	315
0.000%, 12/12/2014		6,250	8,556
Continental MTN
3.125%, 09/09/2020		600	902
Deutsche Bank MTN
1.411%, 12/15/2015 (B)	GBP	280	478
Deutsche Bundesrepublik
4.000%, 01/04/2037		110	201
Deutsche Telekom International Finance MTN
8.875%, 11/27/2028	GBP	160	407
7.375%, 12/04/2019	GBP	200	417
Deutschland Inflation Linked Bond
0.100%, 04/15/2023		3,115	4,408
E.ON International Finance MTN
6.000%, 10/30/2019	GBP	300	591
Evonik Industries MTN
1.875%, 04/08/2020		600	848
FMS Wertmanagement
3.000%, 08/03/2018		500	756
1.125%, 09/03/2018		900	1,267
KFW
3.875%, 01/21/2019		1,325	2,093
3.375%, 08/30/2017	CHF	370	461
1.125%, 10/16/2018		250	353
Linde Finance MTN
3.875%, 06/01/2021		450	719
Muenchener Rueckversicherungs MTN
6.250%, 05/26/2042 (B)		200	334
ProSiebenSat.1 Media
2.625%, 04/15/2021		300	416
Robert Bosch GmbH MTN
1.750%, 07/08/2024		600	813
RWE
7.000%, 10/12/2072 (B)	USD	224	248
Vier Gas Transport Gmbh MTN
3.125%, 07/10/2023		250	375
2.875%, 06/12/2025		200	291

			37,915

Guatemala — 0.0%
Comcel Trust
6.875%, 02/06/2024	USD	230	248

Ireland — 1.4%
AIB Mortgage Bank MTN
2.625%, 07/29/2016		400	569

18	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Allied Irish Banks MTN
2.875%, 11/28/2016		400	$558
Aquarius and Investments for Zurich Insurance MTN
4.250%, 10/02/2043 (B)		100	148
Bank of Ireland MTN
2.750%, 06/05/2016		250	349
2.062%, 09/22/2015 (A)(B)	CAD	205	185
Bank of Ireland Mortgage Bank
1.750%, 03/19/2019		450	636
CRH Finland Services MTN
2.750%, 10/15/2020		350	513
FGA Capital Ireland MTN
2.875%, 01/26/2018		210	298
2.625%, 04/17/2019		350	492
GE Capital UK Funding MTN
4.375%, 07/31/2019	GBP	810	1,484
Ireland Government Bond
5.400%, 03/13/2025		790	1,371
4.500%, 10/18/2018		345	548
3.400%, 03/18/2024		180	268

			7,419

Israel — 0.2%
Israel Government Bond
4.250%, 03/31/2023		750	248
2.875%, 01/29/2024	EUR	650	945

			1,193

Italy — 9.7%
Assicurazioni Generali MTN
2.875%, 01/14/2020		250	364
Banca Monte dei Paschi di Siena
5.000%, 02/09/2018		230	353
4.875%, 09/15/2016		700	1,034
2.875%, 04/16/2021		200	283
Banco Popolare SC MTN
3.500%, 03/14/2019		350	497
Edison MTN
3.875%, 11/10/2017		600	899
Enel Finance International
3.875%, 10/07/2014 (A)	USD	350	353
Eni MTN
3.625%, 01/29/2029		600	907
Intesa Sanpaolo MTN
5.250%, 01/12/2024	USD	375	410
5.017%, 06/26/2024 (A)	USD	200	202
4.875%, 07/10/2015		300	427
4.000%, 11/09/2017		368	548
Italy Buoni Poliennali Del Tesoro
6.500%, 11/01/2027		305	566
5.500%, 11/01/2022		1,040	1,746
5.000%, 03/01/2025		960	1,564
5.000%, 09/01/2040		755	1,222
4.750%, 05/01/2017		775	1,176
4.750%, 09/01/2021		3,250	5,239
4.750%, 09/01/2044		355	554
4.500%, 02/01/2020		570	901
4.500%, 03/01/2024		3,744	5,896
4.000%, 09/01/2020		130	201
3.750%, 09/01/2024		1,425	2,108
3.500%, 11/01/2017		4,591	6,800
3.500%, 06/01/2018		300	447
3.500%, 03/01/2030		1,390	1,940

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
2.500%, 05/01/2019	3,000	$4,325
2.250%, 04/22/2017	4,379	6,236
TeamSystem Holding
7.375%, 05/15/2020	220	321
Telecom Italia MTN
4.500%, 01/25/2021	400	585
Unione di Banche Italiane MTN
4.500%, 02/22/2016	200	291

		48,395

Japan — 15.8%
Government of Japan 5 Year Bond
0.300%, 09/20/2018	689,850	6,855
Government of Japan 5 Year Bond, Ser 103
0.300%, 03/20/2017	443,900	4,407
Government of Japan 5 Year Bond, Ser 106
0.200%, 09/20/2017	850,000	8,417
Government of Japan 5 Year Bond, Ser 109
0.100%, 03/20/2018	37,900	374
Government of Japan 10 Year Bond
0.800%, 09/20/2023	241,100	2,442
Government of Japan 10 Year Bond, Ser 301
1.500%, 06/20/2019	759,550	7,989
Government of Japan 10 Year Bond, Ser 303
1.400%, 09/20/2019	384,600	4,036
Government of Japan 10 Year Bond, Ser 308
1.300%, 06/20/2020	155,000	1,628
Government of Japan 10 Year Bond, Ser 313
1.300%, 03/20/2021	750,000	7,908
Government of Japan 20 Year Bond
1.700%, 06/20/2033	129,900	1,357
Government of Japan 20 Year Bond, Ser 55
2.000%, 03/21/2022	257,000	2,852
Government of Japan 20 Year Bond, Ser 99
2.100%, 12/20/2027	459,650	5,256
Government of Japan 20 Year Bond, Ser 106
2.200%, 09/20/2028	40,650	470
Government of Japan 20 Year Bond, Ser 112
2.100%, 06/20/2029	325,000	3,704
Government of Japan 20 Year Bond, Ser 128
1.900%, 06/20/2031	55,000	604
Government of Japan 20 Year Bond, Ser 140
1.700%, 09/20/2032	34,850	367
Government of Japan 20 Year Bond, Ser 143
1.600%, 03/20/2033	400,600	4,134

19	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Government of Japan 20 Year Bond, Ser 144
1.500%, 03/20/2033		63,050	$640
Government of Japan 30 Year Bond, Ser 30
2.300%, 03/20/2039		322,500	3,652
Government of Japan 30 Year Bond, Ser 33
2.000%, 09/20/2040		717,000	7,665
Government of Japan 30 Year Bond, Ser 34
2.200%, 03/20/2041		30,000	333
Government of Japan 30 Year Bond, Ser 36
2.000%, 03/20/2042		41,350	440
Government of Japan 30 Year Bond, Ser 37
1.900%, 09/20/2042		40,400	421
Government of Japan 30 Year Bond, Ser 38
1.800%, 03/20/2043		109,500	1,114
Government of Japan 40 Year Bond, Ser 6
1.900%, 03/20/2053		20,000	204
Mizuho Financial Group Cayman 3
4.600%, 03/27/2024	USD	306	323
ORIX
4.710%, 04/27/2015	USD	135	139
SMFG Preferred Capital
10.231%, 01/25/2029 (B)	GBP	500	1,214

			78,945

Malaysia — 0.2%
Bank Negara Malaysia Monetary Notes
2.770%, 10/02/2014 (D)		1,275	394
Malaysia Government Bond
5.734%, 07/30/2019		900	307
3.418%, 08/15/2022		445	133

			834

Mexico — 0.7%
Grupo KUO De
6.250%, 12/04/2022 (A)	USD	300	315
Mexican Bonos
8.000%, 06/11/2020		12,606	1,117
7.750%, 11/13/2042		9,050	790
Mexican Udibonos
5.000%, 06/16/2016		1,810	786
Petroleos Mexicanos
3.500%, 01/30/2023	USD	425	415

			3,423

Morocco — 0.1%
OCP
5.625%, 04/25/2024	USD	390	409

Netherlands — 4.5%
ABN AMRO Bank MTN
6.375%, 04/27/2021		245	410
3.750%, 07/15/2014		750	1,028
Achmea BV MTN
2.500%, 11/19/2020		625	896

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Achmea Hypotheekbank MTN
2.750%, 02/18/2021		150	$217
2.375%, 02/08/2016		275	386
Aegon MTN
4.000%, 04/25/2044 (B)		108	149
Akzo Nobel MTN
8.000%, 04/06/2016	GBP	205	389
ASML Holding
3.375%, 09/19/2023		450	669
Bharti Airtel International
4.000%, 12/10/2018		270	396
Coco-Cola HBC Finance
2.375%, 06/18/2020		350	499
Constellium MTN
4.625%, 05/15/2021		150	213
Heineken MTN
2.125%, 08/04/2020		300	429
ING Bank MTN
6.125%, 05/29/2023 (B)		145	226
5.800%, 09/25/2023 (A)	USD	375	422
3.625%, 02/25/2026 (B)		180	256
3.375%, 03/23/2017		125	185
Kingdom of Netherlands
4.000%, 07/15/2016		630	931
4.000%, 07/15/2018		185	291
4.000%, 01/15/2037		300	543
2.250%, 07/15/2022		1,255	1,866
1.750%, 07/15/2023		4,250	6,029
1.750%, 07/15/2023		790	1,121
1.250%, 01/15/2018		345	489
1.250%, 01/15/2019		475	674
Koninklijke KPN
3.250%, 02/01/2021		200	296
NN Group
4.625%, 04/08/2044 (B)		850	1,215
Robert Bosch Investment Nederland BV MTN
1.625%, 05/24/2021		500	700
Shell International Finance
2.250%, 01/06/2023	USD	825	781
TenneT Holding
2.125%, 11/01/2020		350	498
UPCB Finance
7.625%, 01/15/2020		250	363
Wuerth Finance International MTN
1.750%, 05/21/2020		150	213

			22,780

New Zealand — 1.8%
Government of New Zealand
5.500%, 04/15/2023		320	302
5.000%, 03/15/2019		5,340	4,854
2.000%, 09/20/2025		4,157	3,528
Westpac Securities MTN
0.875%, 06/24/2019	EUR	100	137

			8,821

Norway — 0.5%
DnB Bank MTN
4.750%, 03/08/2022 (B)	EUR	120	178
3.000%, 09/26/2023 (B)	EUR	170	245
Eksportfinans
2.375%, 05/25/2016	USD	200	200

20	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
2.000%, 09/15/2015	USD	20	$20
Government of Norway
4.500%, 05/22/2019		1,150	211
2.000%, 05/24/2023		645	102
Kommunalbanken MTN
1.000%, 03/15/2018 (A)	USD	800	789
Sparebank 1 Boligkreditt MTN
2.375%, 11/22/2016	EUR	170	244
Yara International
7.875%, 06/11/2019 (A)	USD	185	227

			2,216

Peru — 0.0%
Minsur
6.250%, 02/07/2024	USD	230	251

Poland — 0.4%
Republic of Poland
5.125%, 04/21/2021	USD	135	152
4.000%, 10/25/2023		300	103
2.500%, 07/25/2018		710	231
Republic of Poland, Ser 1019
5.500%, 10/25/2019		1,475	544
Republic of Poland, Ser 1021
5.750%, 10/25/2021		3,490	1,332
Republic of Poland, Ser E MTN
4.200%, 04/15/2020	EUR	100	159

			2,521

Portugal — 0.2%
Caixa Geral de Depositos MTN
3.000%, 01/15/2019		300	436
Portugal Obrigacoes do Tesouro OT
4.750%, 06/14/2019		475	721

			1,157

Romania — 0.0%
Romanian Government International Bond MTN
4.625%, 09/18/2020	EUR	55	85

Singapore — 0.3%
Government of Singapore
4.000%, 09/01/2018		495	448
3.375%, 09/01/2033		900	762
3.125%, 09/01/2022		275	236
Temasek Financial I MTN
2.375%, 01/23/2023 (A)	USD	495	474

			1,920

Slovak Republic — 0.2%
SPP-Distribucia
2.625%, 06/23/2021		750	1,030

South Africa — 0.6%
Gold Fields Orogen Holding
4.875%, 10/07/2020	USD	400	368
Republic of South Africa
10.500%, 12/21/2026		2,500	274
8.250%, 09/15/2017		15,605	1,505
7.000%, 02/28/2031		5,005	396

			2,543

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
South Korea — 0.7%
Korea Treasury Bond
4.250%, 06/10/2021		1,009,870	$1,074
4.000%, 12/10/2031		435,000	469
3.500%, 09/10/2016		973,960	979
3.500%, 03/10/2024		397,000	403
2.750%, 03/10/2018		511,230	505

			3,430

Spain — 4.5%
Ayt Cedulas Cajas Global
3.750%, 12/14/2022		200	294
AyT Cedulas Cajas X Fondo de Titulizacion
0.279%, 06/30/2015 (B)		200	271
Banco de Sabadell
3.375%, 01/23/2018		100	148
Banco Popular Espanol
4.000%, 10/18/2016		100	146
3.750%, 01/22/2019		100	150
2.125%, 10/08/2019		100	141
Bankia
4.000%, 02/03/2025		300	461
BBVA Subordinated Capital SAU
3.500%, 04/11/2024 (B)		700	986
CaixaBank
3.000%, 03/22/2018		200	294
Caja de Ahorros y Pensiones de Barcelona
2.375%, 05/09/2019		700	978
Ferrovial Emisiones MTN
3.375%, 06/07/2021		475	712
Fondo de Amortizacion del Deficit Electrico
4.125%, 03/17/2017		200	298
2.250%, 12/17/2016		700	991
Government of Spain
6.000%, 01/31/2029		465	831
5.850%, 01/31/2022		580	999
5.500%, 07/30/2017		315	492
5.500%, 04/30/2021		1,980	3,338
5.150%, 10/31/2044		295	487
4.850%, 10/31/2020		1,225	1,995
4.700%, 07/30/2041		230	358
4.500%, 01/31/2018		2,180	3,354
4.000%, 04/30/2020		100	155
3.800%, 04/30/2024		1,295	1,943
3.150%, 01/31/2016		600	856
Santander Consumer Finance
3.875%, 03/23/2016		200	289
Santander International Debt MTN
4.625%, 03/21/2016		700	1,020
Telefonica Emisiones MTN
5.597%, 03/12/2020	GBP	100	191

			22,178

Supra-National — 1.4%
European Financial Stability Facility
1.625%, 07/17/2020	EUR	1,700	2,435
European Investment Bank MTN
4.250%, 04/15/2019	EUR	740	1,193
2.750%, 09/15/2021	EUR	1,000	1,536

21	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
1.375%, 09/15/2021	EUR	575	$807
European Stability Mechanism MTN
1.375%, 03/04/2021	EUR	850	1,197

			7,168

Sweden — 1.0%
Akzo Nobel Sweden Finance MTN
2.625%, 07/27/2022	EUR	150	217
Kingdom of Sweden
1.500%, 11/13/2023		2,200	323
Kingdom of Sweden, Ser 1047
5.000%, 12/01/2020		3,700	680
Kingdom of Sweden, Ser 1052
4.250%, 03/12/2019		4,485	772
Kingdom of Sweden, Ser 1054
3.500%, 06/01/2022		3,535	607
Nordea Bank MTN
4.500%, 03/26/2020	EUR	225	354
4.000%, 03/29/2021	EUR	255	393
Skandinaviska Enskilda Banken MTN
4.000%, 09/12/2022 (B)	EUR	190	279
1.875%, 11/14/2019	EUR	175	248
Svenska Handelsbanken
2.656%, 01/15/2024 (B)	EUR	651	918
Telefonaktiebolaget LM Ericsson
4.125%, 05/15/2022	USD	100	104

			4,895

Switzerland — 0.8%
Credit Suisse MTN
5.750%, 09/18/2025 (B)	EUR	250	381
4.750%, 08/05/2019	EUR	400	645
Government of Switzerland
2.000%, 04/28/2021		1,070	1,344
1.500%, 04/30/2042		120	138
UBS MTN
6.625%, 04/11/2018	GBP	150	295
6.375%, 07/20/2016	GBP	160	299
4.750%, 02/12/2026 (B)	EUR	500	728
4.280%, 04/29/2049 (B)	EUR	200	278

			4,108

Thailand — 0.1%
Thailand Government Bond
3.650%, 12/17/2021		16,020	495

Turkey — 0.3%
Akbank
3.875%, 10/24/2017 (A)	USD	380	384
Republic of Turkey
5.875%, 04/02/2019	EUR	225	351
5.500%, 02/16/2017	EUR	50	75
Turkiye Garanti Bankasi MTN
4.750%, 10/17/2019 (A)	USD	390	393

			1,203

United Arab Emirates — 0.2%
Abu Dhabi National Energy
3.625%, 01/12/2023 (A)	USD	400	395
IPIC GMTN MTN
6.875%, 03/14/2026	GBP	100	215
5.875%, 03/14/2021	EUR	125	213

			823

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
United Kingdom — 14.6%
AA Bond
4.720%, 07/02/2043		500	$901
Abbey National Treasury Services MTN
5.250%, 02/16/2029		450	905
5.125%, 04/14/2021		300	583
4.250%, 04/12/2021	EUR	350	577
3.625%, 09/08/2016	EUR	300	440
3.375%, 06/08/2015	EUR	500	704
2.000%, 01/14/2019	EUR	400	567
1.750%, 01/15/2018	EUR	525	737
Aviva
6.875%, 05/22/2038 (B)	EUR	195	312
6.125%, 11/14/2036 (B)		200	374
AWG Parent
6.875%, 08/21/2023		230	489
Bank of Scotland MTN
4.750%, 06/08/2022	EUR	290	500
4.625%, 06/08/2017	EUR	275	423
Barclays Bank MTN
6.750%, 01/16/2023 (B)		350	655
6.625%, 03/30/2022	EUR	340	580
4.250%, 01/12/2022		250	464
BAT International Finance MTN
7.250%, 03/12/2024		250	546
5.375%, 06/29/2017	EUR	425	660
Bishopsgate Asset Finance
4.808%, 08/14/2044		183	297
Boparan Finance
5.250%, 07/15/2019		140	237
BP Capital Markets MTN
3.830%, 10/06/2017	EUR	350	527
2.994%, 02/18/2019	EUR	162	242
2.500%, 11/06/2022	USD	400	382
2.177%, 09/28/2021	EUR	245	350
British American Tobacco Holdings MTN
4.000%, 07/07/2020		100	157
British Telecommunications MTN
6.375%, 06/23/2037		120	255
5.750%, 12/07/2028		111	218
Channel Link Enterprises Finance
3.643%, 06/30/2050 (B)	EUR	700	951
Coventry Building Society MTN
4.625%, 04/19/2018		230	427
Direct Line Insurance Group
9.250%, 04/27/2042 (B)		100	217
Eastern Power Networks MTN
6.250%, 11/12/2036		160	336
ENW Finance MTN
6.125%, 07/21/2021		350	696
Eversholt Funding MTN
5.831%, 12/02/2020		100	193
Experian Finance MTN
4.750%, 02/04/2020	EUR	425	682
FCE Bank MTN
5.125%, 11/16/2015		200	358
4.825%, 02/15/2017		200	364
1.875%, 05/12/2016	EUR	250	350

22	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
1.625%, 09/09/2016	EUR	100	$139
First Hydro Finance
9.000%, 07/31/2021		220	496
Great Rolling Stock MTN
6.250%, 07/27/2020		300	588
Heathrow Funding MTN
7.125%, 02/14/2024		150	313
HJ Heinz Finance UK
6.250%, 02/18/2030		115	206
HSBC Bank MTN
4.750%, 09/29/2020 (B)		225	395
4.125%, 08/12/2020	USD	375	406
HSBC Holdings MTN
6.500%, 05/20/2024		250	523
Imperial Tobacco Finance MTN
8.375%, 02/17/2016	EUR	575	885
7.250%, 09/15/2014	EUR	150	208
5.500%, 09/28/2026		350	667
3.375%, 02/26/2026	EUR	400	585
2.250%, 02/26/2021	EUR	400	564
Intu SGS Finance MTN
3.875%, 03/17/2023 (C)		250	425
Lloyds TSB Bank MTN
6.500%, 03/24/2020	EUR	275	458
4.625%, 02/02/2017	EUR	420	633
Mondi Finance MTN
3.375%, 09/28/2020	EUR	400	592
Motability Operations Group MTN
3.750%, 11/29/2017	EUR	300	451
National Westminster Bank
6.500%, 09/07/2021		220	418
6.500%, 09/07/2021		550	1,046
Nationwide Building Society MTN
4.625%, 02/08/2021	EUR	550	927
4.125%, 03/20/2023 (B)	EUR	1,200	1,748
Network Rail Infrastructure Finance MTN
4.400%, 03/06/2016	CAD	690	680
Northern Rock
5.625%, 06/22/2017 (A)	USD	1,750	1,953
Northumbrian Water Finance
6.875%, 02/06/2023		190	398
6.000%, 10/11/2017		500	956
PGH Capital
5.750%, 07/07/2021		250	427
RL Finance Bonds No. 2
6.125%, 11/30/2043 (B)		100	178
Rolls-Royce
6.750%, 04/30/2019		100	203
Royal Bank of Scotland
9.500%, 03/16/2022 (B)	USD	200	235
6.934%, 04/09/2018	EUR	300	475
5.125%, 01/13/2024		400	785
Severn Trent Utilities Finance
6.125%, 02/26/2024		195	396
Southern Gas Networks MTN
4.875%, 10/05/2023		215	399
Standard Chartered MTN
4.000%, 07/12/2022 (B)	USD	390	403
Standard Life MTN
5.500%, 12/04/2042 (B)		250	451
5.314%, 01/06/2049 (B)	EUR	230	320

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Tesco MTN
6.125%, 02/24/2022		300	$589
Thames Water Utilities Cayman Finance
4.000%, 06/19/2025		335	569
United Kingdom Gilt
5.000%, 03/07/2018		2,790	5,343
4.500%, 09/07/2034		250	503
4.500%, 12/07/2042		1,675	3,444
4.250%, 06/07/2032		110	214
3.750%, 07/22/2052		315	580
3.250%, 01/22/2044		390	646
2.250%, 09/07/2023		690	1,140
1.750%, 07/22/2019		975	1,644
1.750%, 07/22/2019		400	563
1.250%, 07/22/2018		160	268
United Kingdom Gilt - Inflation Linked
2.500%, 07/26/2016		550	3,151
United Kingdom Treasury
4.750%, 12/07/2030		1,240	2,551
4.250%, 03/07/2036		770	1,503
4.250%, 09/07/2039		720	1,414
4.000%, 03/07/2022		2,300	4,366
2.000%, 01/22/2016		533	927
1.750%, 01/22/2017		1,670	2,891
Voyage Care Bondco
6.500%, 08/01/2018		150	267
Wales & West Utilities Finance
6.750%, 12/17/2036 (B)		200	389
6.250%, 11/30/2021		240	487
Western Power Distribution South West
5.750%, 03/23/2040		200	401
Western Power Distribution West Midlands
3.875%, 10/17/2024		230	393
WPP Finance MTN
3.000%, 11/20/2023	EUR	123	181
Yorkshire Power Finance
7.250%, 08/04/2028		208	452
Yorkshire Water Services Bradford Finance
6.375%, 08/19/2039		100	218

			73,682

United States — 6.7%
21st Century Fox America
4.500%, 02/15/2021		75	82
4.000%, 10/01/2023		59	61
3.000%, 09/15/2022		111	109
AbbVie
2.900%, 11/06/2022		255	247
Aetna
2.750%, 11/15/2022		165	159
Altria Group
4.750%, 05/05/2021		180	199
4.250%, 08/09/2042		265	247
American Equity Investment Life Holding
6.625%, 07/15/2021		144	157
American International Group
8.175%, 05/15/2058 (B)		240	331

23	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
6.797%, 11/15/2017		170	$276
American Tower
3.400%, 02/15/2019 (C)		390	408
AT&T
5.875%, 04/28/2017	GBP	200	377
4.875%, 06/01/2044	GBP	130	228
Bank of America MTN
4.000%, 04/01/2024		148	151
1.049%, 03/28/2018 (B)	EUR	300	404
Barrick North America Finance
4.400%, 05/30/2021		189	198
Bristol-Myers Squibb
2.000%, 08/01/2022		670	623
Chevron
2.355%, 12/05/2022		810	779
Citigroup
5.000%, 08/02/2019	EUR	230	372
4.450%, 01/10/2017		250	269
3.875%, 10/25/2023		283	290
2.375%, 05/22/2024	EUR	700	965
Coca-Cola Enterprises
2.750%, 05/06/2026	EUR	160	224
Diamond Offshore Drilling
4.875%, 11/01/2043		130	131
Discovery Communications
2.375%, 03/07/2022	EUR	350	491
DISH DBS
5.000%, 03/15/2023		150	153
Dollar General
3.250%, 04/15/2023		400	378
Dover MTN
2.125%, 12/01/2020	EUR	250	356
General Electric
2.700%, 10/09/2022		320	314
General Electric Capital MTN
5.500%, 01/08/2020		305	354
5.300%, 02/11/2021		205	233
4.625%, 01/07/2021		750	835
Glencore Funding
4.125%, 05/30/2023 (A)		123	124
Goldman Sachs Group MTN
4.250%, 01/29/2026	GBP	190	329
2.875%, 06/03/2026	EUR	125	172
2.625%, 08/19/2020	EUR	350	505
Healthcare Trust of America Holdings
3.375%, 07/15/2021 (C)		86	86
Illinois Tool Works MTN
3.000%, 05/19/2034	EUR	400	556
INEOS Group Holdings
5.750%, 02/15/2019		350	495
Intelsat Jackson Holdings
5.500%, 08/01/2023		240	239
International Business Machines MTN
1.375%, 11/19/2019	EUR	250	349
Jefferies Group MTN
2.375%, 05/20/2020	EUR	700	968
John Deere Bank MTN
1.500%, 07/16/2018		250	351
JPMorgan Chase Bank
1.015%, 05/31/2017 (B)	EUR	1,250	1,704

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
JPMorgan Chase MTN
0.727%, 10/12/2015 (B)	EUR	350	$477
Kellogg MTN
1.750%, 05/24/2021	EUR	400	554
Kroger
3.400%, 04/15/2022		33	33
Macy’s Retail Holdings
3.875%, 01/15/2022		164	171
MCE Finance
5.000%, 02/15/2021 (A)		250	252
Metropolitan Life Global Funding I MTN
4.625%, 05/16/2017	EUR	200	305
Mondelez International
2.375%, 01/26/2021	EUR	400	570
1.125%, 01/26/2017	EUR	650	897
Morgan Stanley MTN
5.375%, 08/10/2020	EUR	150	249
3.750%, 09/21/2017	EUR	350	521
2.375%, 03/31/2021	EUR	1,250	1,768
Nabors Industries
5.100%, 09/15/2023 (A)	EUR	280	308
Nissan Motor Acceptance
2.350%, 03/04/2019 (A)		540	540
Offshore Group Investment
7.125%, 04/01/2023		218	221
Owens Corning
6.500%, 12/01/2016		145	162
Philip Morris International MTN
2.900%, 11/15/2021		325	328
2.875%, 05/30/2024	EUR	100	146
2.875%, 03/03/2026	EUR	435	624
2.125%, 05/30/2019	EUR	100	144
PNC Funding
5.125%, 02/08/2020		300	343
3.300%, 03/08/2022		150	153
Principal Financial Group
1.850%, 11/15/2017		175	176
Procter & Gamble
2.000%, 11/05/2021		150	214
Prologis
3.375%, 02/20/2024	EUR	300	440
3.000%, 01/18/2022	EUR	450	654
Prologis International Funding II MTN
2.875%, 04/04/2022		220	312
Prudential Financial
5.625%, 06/15/2043 (B)		545	583
Rabobank Capital Funding Trust IV
5.556%, 12/31/2019 (B)	GBP	153	277
Regency Energy Partners
4.500%, 11/01/2023		72	71
Republic Services
4.750%, 05/15/2023		155	171
Reynolds American
3.250%, 11/01/2022		361	348
Ryder System MTN
5.850%, 11/01/2016		116	128
Sabine Pass Liquefaction
5.750%, 05/15/2024 (A)		230	240

24	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Seagate HDD
4.750%, 01/01/2025 (A)		123	$122
Simon Property Group
2.375%, 10/02/2020 (C)(E)	EUR	400	576
Sirius XM Radio
4.625%, 05/15/2023 (A)		254	243
SM Energy
6.500%, 01/01/2023		16	17
Societe Generale
5.922%, 04/05/2017 (A)(B)		180	192
Sprint
7.875%, 09/15/2023 (A)		187	208
Time Warner Cable
5.750%, 06/02/2031	GBP	250	485
5.250%, 07/15/2042	GBP	400	735
T-Mobile USA
6.625%, 04/01/2023		230	250
Transocean
2.500%, 10/15/2017		173	177
UBS MTN
5.875%, 12/20/2017	USD	247	282
United Technologies
1.800%, 06/01/2017		201	205
UnitedHealth Group
2.750%, 02/15/2023		120	116
Verizon Communications
6.550%, 09/15/2043		200	252
Viacom
3.875%, 04/01/2024		148	150
WellPoint
4.650%, 01/15/2043		110	112
2.300%, 07/15/2018		150	153
Wells Fargo MTN
4.600%, 04/01/2021		75	83
3.500%, 03/08/2022		235	243
Williams Partners
5.250%, 03/15/2020		89	100
3.900%, 01/15/2025		228	229
Windstream
7.500%, 04/01/2023		255	276

			33,865

Total Global Bonds (Cost $457,350) ($ Thousands)			476,609

MORTGAGE-BACKED SECURITIES — 2.1%

Agency Mortgage-Backed Obligation — 0.0%
FHLMC, Ser K501, Cl X1A, IO
1.740%, 08/25/2016 (B)(F)		316	8

Non-Agency Mortgage-Backed Obligation — 2.1%
BB-UBS Trust, Ser 2012-SHOW, Cl A
3.430%, 11/05/2036 (A)		100	99
Bear Stearns Adjustable Rate Mortgage Trust, Ser 2004-6, Cl 3A
5.269%, 09/25/2034 (A)(B)		103	101
Bear Stearns Commercial Mortgage Securities, Ser 2005-PW10, Cl A4
5.405%, 12/11/2040 (B)		175	182

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Bear Stearns Commercial Mortgage Securities, Ser 2005-PWR9, Cl A4A
4.871%, 09/11/2042	21	$22
Bear Stearns Commercial Mortgage Securities, Ser 2005-T20, Cl A4A
5.288%, 10/12/2042 (B)	40	42
Bear Stearns Commercial Mortgage Securities, Ser 2006-T24, Cl A4
5.537%, 10/12/2041	193	209
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW16, Cl A4
5.707%, 06/11/2040 (B)	241	268
Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (B)	110	122
Bear Stearns Commercial Mortgage Securities, Ser 2007-T26, Cl A4
5.471%, 01/12/2045 (B)	66	73
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (B)	112	124
Citigroup Commercial Mortgage Trust, Ser 2006-C4, Cl A3
5.782%, 03/15/2049 (B)	154	165
Citigroup Commercial Mortgage Trust, Ser 2008-C7, Cl A4
6.341%, 12/10/2049 (B)	570	638
Citigroup Mortgage Loan Trust, Ser 2005-2, Cl 1A4
2.579%, 05/25/2035 (A)(B)	634	625
COMM Mortgage Trust, Ser 2006-C7, Cl A4
5.945%, 06/10/2046 (B)	128	137
COMM Mortgage Trust, Ser 2013-CCRE9, Cl A4
4.238%, 07/10/2045 (B)	35	38
COMM Mortgage Trust, Ser 2013-CR7, Cl A4
3.213%, 03/10/2046	105	106
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	130	132
COMM Mortgage Trust, Ser 2013-CR9, Cl A3
4.022%, 07/10/2045	50	53
COMM Mortgage Trust, Ser 2014-CCRE14, Cl A3
3.955%, 02/10/2047	70	74
COMM Mortgage Trust, Ser 2014-SAVA, Cl A
1.300%, 06/15/2016	230	230
Commercial Mortgage Loan Trust, Ser 2008-LS1, Cl A4B
6.013%, 12/10/2049 (B)	170	187

25	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Credit Suisse First Boston Mortgage Securities, Ser 2005-C2, Cl AMFX
4.877%, 04/15/2037	85	$86
CW Capital Cobalt, Ser 2006-C1, Cl A4
5.223%, 08/15/2048	48	51
Eddystone Finance, Ser 2006-1, Cl A2
1.053%, 04/19/2021 (B)(F)	129	217
FNMA Connecticut Avenue Securities, Ser 2013-C01, Cl M1
2.150%, 10/25/2023 (A)(B)	137	141
FNMA Connecticut Avenue Securities, Ser 2014-C01, Cl M1
1.752%, 01/25/2024 (A)(B)	346	352
Fosse Master Issuer, Ser 2011-1X, Cl A3
1.928%, 10/18/2054 (A)(B)	189	324
GE Capital Commercial Mortgage, Ser 2005-C4, Cl A4
5.489%, 11/10/2045 (B)	55	58
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl A4
5.238%, 11/10/2045 (B)	100	104
Goldman Sachs Mortgage Securities Trust, Ser 2014-GC20, Cl D
5.029%, 04/10/2047 (E)	80	76
Granite Master Issuer, Ser 2005-1, Cl A5
0.293%, 12/20/2054 (A)(B)(F)	110	150
Granite Master Issuer, Ser 2006-2, Cl A5
0.457%, 12/20/2054 (A)(B)(F)	218	296
Greenwich Capital Commercial Funding, Ser 2006-GG7, Cl A4
6.015%, 07/10/2038 (B)	142	153
Greenwich Capital Commercial Funding, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	165	183
Greenwich Capital Commercial Funding, Ser 2007-GG9, Cl AM
5.475%, 03/10/2039	370	399
GS Mortgage Securities II, Ser 2005-ROCK, Cl A
5.366%, 05/03/2032 (A)	50	59
GS Mortgage Securities II, Ser 2012-GCJ7, Cl A4
3.377%, 05/10/2045	60	62
GS Mortgage Securities Trust, Ser 2011-GC5, Cl XA, IO
1.874%, 08/10/2044 (A)(B)	303	20
GS Mortgage Securities, Ser 2014-GC20, Cl A5
3.998%, 04/10/2047	45	48

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
GSR Mortgage Loan Trust, Ser 2005-AR1, Cl 4A1
4.608%, 01/25/2035 (A)(B)	168	$166
JPMorgan Chase Commercial Mortgage Securities, Ser 2005-CB13, Cl A4
5.244%, 01/12/2043 (B)	85	89
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP7, Cl A4
6.057%, 04/15/2045 (B)	90	97
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-C1, Cl A4
5.716%, 02/15/2051	85	94
JPMorgan Chase Commercial Mortgage Securities, Ser 2006-LDP8, Cl A4
5.399%, 05/15/2045	79	85
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-CB19, Cl A4
5.703%, 02/12/2049 (B)	145	160
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4FL
1.652%, 02/12/2051 (B)	209	201
JPMorgan Chase Commercial Mortgage Securities, Ser 2008-C2, Cl A4
6.068%, 02/12/2051	19	21
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl A3
2.829%, 10/15/2045	90	89
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-C8, Cl E
4.667%, 10/15/2045 (A)(B)	100	99
JPMorgan Mortgage Trust, Ser 2004-A5, Cl 3A1
4.647%, 12/25/2034 (A)(B)	120	121
LB-UBS Commercial Mortgage Trust, Ser 2006-C4, Cl A4
6.029%, 06/15/2038 (B)	97	105
LB-UBS Commercial Mortgage Trust, Ser 2007-C2, Cl A3
5.430%, 02/15/2040	70	77
LB-UBS Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.858%, 07/15/2040 (B)	170	182
LB-UBS Commercial Mortgage Trust, Ser 2007-C7, Cl A3
5.866%, 09/15/2045 (B)	64	72
LB-UBS Commercial Mortgage Trust, Ser 2008-C1, Cl A2
6.151%, 04/15/2041 (B)	51	58
Merrill Lynch Mortgage Trust, Ser 2005-CKI1, Cl A6
5.457%, 11/12/2037 (B)	108	112

26	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description	Face Amount(1) (Thousands)	Market Value ($ Thousands)
Merrill Lynch Mortgage Trust, Ser 2005-LC1, Cl A4
5.291%, 01/12/2044 (B)	87	$91
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl A4
5.378%, 08/12/2048	138	149
ML-CFC Commercial Mortgage Trust, Ser 2007-5, Cl AM
5.419%, 08/12/2048	40	43
Morgan Stanley Capital I Trust, Ser 2005-HQ6, Cl A4A
4.989%, 08/13/2042	166	170
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl E
5.548%, 10/12/2052 (A)(B)	10	10
Morgan Stanley Capital I Trust, Ser 2006-T21, Cl D
5.548%, 10/12/2052 (A)(B)	15	15
Morgan Stanley Capital I Trust, Ser 2007-IQ14, Cl A4
5.692%, 04/15/2049 (B)	115	127
Morgan Stanley Capital I, Ser 2006-IQ16, Cl A4
5.809%, 12/12/2049	75	84
Morgan Stanley Re-REMIC Trust, Ser 2010-GG10, Cl A4A
5.803%, 08/15/2045 (A)(B)	174	192
Silverstone Master Issuer, Ser 2009-1, Cl A2
1.978%, 01/21/2055 (A)(B)	300	515
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl D
4.230%, 03/10/2046 (A)(B)	35	32
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C5, Cl A4
3.185%, 03/10/2046	220	220
UBS-Barclays Commercial Mortgage Trust, Ser 2013-C6, Cl A3
2.971%, 04/10/2046	70	69
VNO Mortgage Trust, Ser 2012-6AVE, Cl A
2.996%, 11/15/2030 (A)	105	104
Wachovia Bank Commercial Mortgage Trust, Ser 2006-C23, Cl A4
5.418%, 01/15/2045 (B)	25	26
Wells Fargo Commercial Mortgage Trust, Ser 2012-LC5, Cl D
4.778%, 10/15/2045 (A)(B)	10	10
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	175	197
WFRBS Commercial Mortgage Trust, Ser 2014-C20, Cl A5
3.995%, 05/15/2047	190	200

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
WFRBS Commerical Mortgage Trust, Ser 2013-C15, Cl A3
3.881%, 08/15/2046		70	$74

			10,562

Total Mortgage-Backed Securities (Cost $10,444) ($ Thousands)			10,570

CORPORATE OBLIGATIONS — 1.3%

United States — 1.3%
Access Midstream Partners
4.875%, 03/15/2024		200	211
Anadarko Petroleum
6.375%, 09/15/2017		330	380
Cimarex Energy
4.375%, 06/01/2024		113	115
CMS Energy
5.050%, 03/15/2022		140	159
CNA Financial
7.250%, 11/15/2023		110	138
6.500%, 08/15/2016		40	45
Crown Castle International
4.875%, 04/15/2022 (C)		229	237
Duke Realty
6.750%, 03/15/2020 (C)		140	167
Enterprise Products Operating
5.950%, 02/01/2041		100	119
General Electric Capital MTN
5.550%, 05/04/2020		45	52
2.375%, 06/30/2015		150	153
Humana
7.200%, 06/15/2018		280	333
Kinder Morgan Energy Partners
6.850%, 02/15/2020		150	180
3.500%, 09/01/2023		171	166
2.650%, 02/01/2019		39	40
Lincoln National
8.750%, 07/01/2019		128	166
McGraw Hill Financial
5.900%, 11/15/2017		325	361
Merrill Lynch MTN
0.854%, 09/14/2018 (B)	EUR	375	495
Morgan Stanley
3.875%, 04/29/2024		281	284
3.450%, 11/02/2015		125	129
Motorola Solutions
7.500%, 05/15/2025		85	108
Noble Energy
8.250%, 03/01/2019		250	315
Noble Holding International
4.900%, 08/01/2020		25	28
PNC Bank
2.700%, 11/01/2022		445	429
Prudential Financial MTN
6.100%, 06/15/2017		125	142
Ryder System MTN
7.200%, 09/01/2015		108	116
SLM MTN
5.500%, 01/15/2019		433	460
Time Warner
4.875%, 03/15/2020		150	168
Total System Services
2.375%, 06/01/2018		236	236

27	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

Description	Face Amount(2) (Thousands)	Market Value ($ Thousands)
Union Electric
6.700%, 02/01/2019	45	$54
Viacom
6.125%, 10/05/2017	325	372
Williams Partners
4.000%, 11/15/2021	150	157

Total Corporate Obligations (Cost $6,114) ($ Thousands)		6,515

U.S. TREASURY OBLIGATION — 0.5%
U.S. Treasury Bonds
4.500%, 02/15/2036	2,135	2,593

Total U.S. Treasury Obligation (Cost $2,558) ($ Thousands)		2,593

ASSET-BACKED SECURITIES — 0.2%

Automotive — 0.1%
Bavarian Sky, Ser 2013-GER1, Cl A
0.497%, 06/20/2020 (B)	424	580

Other Asset-Backed Securities — 0.1%
Volta Electricity Receivables, Ser 2013-1, Cl SNR
4.172%, 02/16/2017	223	310

Total Asset-Backed Securities (Cost $838) ($ Thousands)		890

Total Investments — 99.1% (Cost $477,304) ($ Thousands)§		$497,177

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
10-YR MINI JGB	17	Sep-2014	$9
Australian 10-Year Bond	19	Sep-2014	38
Australian 3-Year Bond	66	Sep-2014	38
Canadian 10-Year Bond	18	Sep-2014	16
Euro-Bobl	34	Sep-2014	20
Euro-Bobl	(60)	Sep-2014	(61)
Euro-Bund	2	Sep-2014	—
Euro-Bund	(6)	Sep-2014	(17)
Euro-Buxl 30 Year Bond	24	Sep-2014	103
Euro-OAT	8	Sep-2014	30
Euro-Schatz	37	Sep-2014	2
Japanese 10-Year Bond	7	Sep-2014	38
Long Gilt 10-Year Bond	44	Sep-2014	(5)
U.S. 10-Year Treasury Note	(228)	Sep-2014	(47)
U.S. 2-Year Treasury Note	(79)	Sep-2014	8
U.S. 5-Year Treasury Note	54	Sep-2014	22
U.S. 5-Year Treasury Note	(66)	Sep-2014	(26)
U.S. Long Treasury Bond	1	Sep-2014	—
U.S. Long Treasury Bond	(34)	Sep-2014	(47)
U.S. Ultra Long Treasury Bond	(10)	Sep-2014	(22)

			$99

For the period ended June 30, 2014, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

28	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date		Currency to Deliver (Thousands)		Currency to Receive (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
7/2/14	USD	1,662	BRL	3,703	$18
7/2/14-8/4/14	BRL	5,363	USD	2,371	(55)
7/3/14	USD	4,393	DKK	23,974	10
7/3/14	USD	25,502	GBP	14,959	75
7/3/14	USD	512	SEK	3,434	2
7/3/14-7/11/14	USD	29,389	JPY	2,980,415	32
7/3/14-7/31/14	USD	2,103	AUD	2,237	8
7/3/14-7/31/14	USD	10,523	CAD	11,306	88
7/3/14-7/31/14	USD	112,154	EUR	82,108	264
7/3/14-7/31/14	USD	3,386	NZD	3,872	3
7/3/14-8/5/14	AUD	16,293	USD	15,158	(193)
7/3/14-8/5/14	CAD	38,907	USD	35,942	(570)
7/3/14-8/5/14	DKK	51,573	USD	9,429	(44)
7/3/14-8/5/14	EUR	255,093	USD	347,534	(1,731)
7/3/14-8/5/14	JPY	11,271,191	USD	110,941	(346)
7/3/14-8/5/14	SEK	17,925	USD	2,686	5
7/3/14-8/7/14	NZD	13,488	USD	11,616	(161)
7/3/14-8/21/14	GBP	52,840	USD	89,455	(863)
7/10/14	USD	2,236	PLN	6,816	7
7/10/14-7/31/14	PLN	13,645	USD	4,456	(35)
7/11/14	USD	1,567	KRW	1,610,174	24
7/15/14	EUR	1,161	NOK	9,458	(49)
7/16/14	USD	773	PEI	2,170	3
7/18/14-7/31/14	SGD	2,300	USD	1,837	(8)
7/24/14-7/31/14	MXN	32,832	USD	2,518	(8)
7/25/14	USD	1,565	MYR	5,057	8
7/25/14-7/31/14	MYR	2,710	USD	840	(2)
7/31/14	CHF	2,587	USD	2,887	(31)
7/31/14	CZK	10,333	USD	512	(4)
7/31/14	ILS	1,060	USD	308	(1)
7/31/14	KRW	3,434,852	USD	3,371	(24)
7/31/14	NOK	1,884	USD	307	—
7/31/14	THB	16,305	USD	502	—
7/31/14	USD	247	CLP	136,600	(1)
7/31/14	USD	241	MXN	3,140	1
7/31/14-8/14/14	ZAR	24,632	USD	2,302	—
8/8/14	USD	801	IDR	9,488,601	(6)

					$(3,584)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Bank of America	(69,743)	69,243	$(500)
Barclays PLC	(60,351)	59,990	(361)
BBA ICATU Securities	(524,595)	523,150	(1,445)
BNP Paribas	(6,868)	6,920	52
Brown Brothers Harriman	(37,885)	37,716	(169)
Citigroup	(16,698)	16,594	(104)
Commonwealth Associates	(27,137)	26,975	(162)
Credit Suisse First Boston	(4,576)	4,548	(28)
Deutsche Bank	(17,800)	17,346	(454)
Goldman Sachs	(32,177)	31,929	(248)
HSBC	(1,908)	1,891	(17)
JPMorgan Chase Bank	(3,439)	3,439	—
Morgan Stanley	(340)	338	(2)
RBC	(16,767)	16,693	(74)
Royal Bank of Scotland	(16,826)	16,744	(82)
Standard Bank	(4,039)	4,047	8
UBS	(1,048)	1,058	10
Westpac Banking	(5,487)	5,479	(8)

			$(3,584)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above are representative of the volume of activity for this derivative type during the period.

29	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

A list of the open OTC swap agreements held by the Fund at June 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	2.83%	3 Month USD - LIBOR	08/08/23	USD	6,000	$(234)
Citibank	EU CPI Overall Excluding Tobacco	1.22%	04/03/19	EUR	2,450	7
Citigroup	3.79%	6-Month GBP - LIBOR	05/19/19	GBP	2,500	(344)

						$(571)

A list of the open centrally cleared swap agreements held by the Fund at June 30, 2014, is as follows:

		Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Citibank	3.34%	6-Month GBP - LIBOR	01/17/44	GBP	1,000	$(30)
JPMorgan Chase Bank	6-Month JPY LIBOR	1.56%	11/28/33	JPY	600,000	116
JPMorgan Chase Bank	1.90%	6-Month EUR - EURIBOR	03/24/24	EUR	2,200	(137)
JPMorgan Chase Bank	2.87%	6-Month GBP - LIBOR	02/14/24	GBP	250	(4)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	11/21/23	EUR	5,500	(439)
JPMorgan Chase Bank	1.49%	6-Month EUR - EURIBOR	09/12/18	EUR	7,000	(382)

						$(876)

For the period ended June 30, 2014, the total amount of all swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $501,896 ($ Thousands).

(1)	In local currency unless otherwise indicated.

(2)	In U.S. dollars unless otherwise indicated.

(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(B)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014.

(C)	Real Estate Investment Trust.

(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(E)	Security is when-issued.

(F)	Securities considered illiquid. The total market value of such securities as of June 30, 2014 was $672 ($ Thousands) and represented 0.1% of Net Assets.

(G)	Security, or portion there of, has been pledged as collateral on open swap agreements.

§	At June 30, 2014, the tax basis cost of the Fund’s investments was $477,304 ($ Thousands), and the unrealized appreciation and depreciation were $25,267 ($ Thousands) and ($5,394) ($ Thousands), respectively.

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CPI	— Consumer Price Index
CZK	— Czech Koruna
Cl	— Class
DKK	— Danish Krone
EUR	— Euro
EURIBOR	— Euro London Interbank Offered Rate
FHLMC	— Federal Home Loan Mortgage Corporation
GBP	— British Pound Sterling
ILS	— Israeli Shekel
IDR	— Indonesia Rupiah
IO	— Interest Only
JPY	— Japanese Yen
KRW	— Korean Won
LIBOR	— London Interbank Offered Rate
MTN	— Medium Term Note
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
OTC	— Over the Counter
PLC	— Public Limited Company
PEI	— Peruvian Inca
PLN	— Polish Zlotty
SEK	— Swedish Krone
Ser	— Series
SGD	— Singapore Dollar
THB	— Thai Baht
USD	— U.S. Dollar
ZAR—	South African Rand

The following is a summary of the inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Global Bonds	$—	$476,609	$—	$476,609
Mortgage-Backed Securities	—	10,570	—	10,570
Corporate Obligations	—	6,515	—	6,515
U.S. Treasury Obligation	—	2,593	—	2,593
Asset-Backed Securities	—	890	—	890

Total Investments in Securities	$—	$497,177	$—	$497,177

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$324	$—	$—	$324
Unrealized Depreciation	(225)	—	—	(225)
Forwards Contracts*
Unrealized Appreciation	—	548	—	548
Unrealized Depreciation	—	(4,132)	—	(4,132)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	7	—	7
Unrealized Depreciation	—	(578)	—	(578)
Centrally Cleared Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	116	—	116
Unrealized Depreciation	—	(992)	—	(992)

Total Other Financial Instruments	$99	$(5,031)	$—	$(4,932)

*	Futures contracts, forwards contracts and swap contracts are valued at the net unrealized appreciation/(depreciation) on the instrument.

30	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

International Fixed Income Fund

June 30, 2014

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

31	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
GLOBAL BONDS — 93.4%

Argentina — 1.5%
City of Buenos Aires Argentina
9.950%, 03/01/2017		1,060	$1,074
9.950%, 03/01/2017 (A)(B)		2,350	2,382
Republic of Argentina
8.280%, 12/31/2033		2,804	2,362
7.000%, 10/03/2015		4,023	3,834
7.000%, 04/17/2017		7,717	7,114
2.500%, 03/31/2019 (C)		3,600	1,726
2.260%, 03/31/2019 (C)	EUR	3,495	2,129
YPF
8.750%, 04/04/2024 (B)		109	113

			20,734

Armenia — 0.0%
Republic of Armenia
6.000%, 09/30/2020		366	386

Azerbaijan — 0.6%
Republic of Azerbaijan International Bond
4.750%, 03/18/2024 (B)		2,547	2,623
State Oil of the Azerbaijan Republic
5.450%, 02/09/2017		1,312	1,391
4.750%, 03/13/2023		3,694	3,675

			7,689

Barbados — 0.1%
Columbus International
7.375%, 03/30/2021 (B)		1,213	1,311

Belize — 0.2%
Belize Government International Bond
5.000%, 02/20/2038 (C)		4,500	3,150

Bermuda — 0.2%
Government of Bermuda
4.854%, 02/06/2024		1,680	1,769
4.138%, 01/03/2023 (B)		820	820

			2,589

Bolivia — 0.2%
Government of Bolivia
5.950%, 08/22/2023		3,135	3,307
4.875%, 10/29/2022 (B)		250	251

			3,558

Bosnia and Herzegovina — 0.1%
Republic of Bosnia & Herzegovina
2.063%, 12/11/2017 (A)(D)	DEM	1,200	697

Brazil — 9.2%
Banco do Brasil
9.000%, 12/31/2049 (B)(D)		1,165	1,149

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/2019 (B)		660	$743
5.750%, 09/26/2023		280	301
5.500%, 07/12/2020 (B)		400	433
4.000%, 04/14/2019 (B)		730	741
Brazil Letras do Tesouro Nacional
10.821%, 01/01/2015 (E)	BRL	7,890	3,391
10.789%, 01/01/2016 (E)	BRL	32,635	12,594
10.345%, 01/01/2017 (E)	BRL	54,969	18,926
9.453%, 01/01/2018 (E)	BRL	38,550	11,795
Brazil Loan Trust 1
5.477%, 07/24/2023 (B)		2,344	2,414
5.477%, 07/24/2023		351	364
Brazil Notas do Tesouro Nacional, Ser B
6.000%, 08/15/2020	BRL	4,385	4,920
Brazil Notas do Tesouro Nacional
10.000%, 01/01/2017	BRL	25,521	11,199
Brazil Notas do Tesouro Nacional, Serie F
10.000%, 01/01/2018	BRL	13,143	5,677
10.000%, 01/01/2021	BRL	11,287	4,688
10.000%, 01/01/2023	BRL	12,067	4,910
BRF
4.750%, 05/22/2024 (B)		1,723	1,697
Caixa Economica Federal
4.250%, 05/13/2019		200	202
Cosan
5.000%, 03/14/2023 (B)		300	287
ESAL GmbH
6.250%, 02/05/2023 (B)		350	343
Federal Republic of Brazil
10.125%, 05/15/2027		850	1,352
10.125%, 05/15/2027		1,378	2,191
8.875%, 04/15/2024		400	561
8.250%, 01/20/2034		2,540	3,518
7.125%, 01/20/2037		6,983	8,833
5.875%, 01/15/2019		369	422
4.875%, 01/22/2021		420	458
4.250%, 01/07/2025		3,627	3,676
2.625%, 01/05/2023 (F)		10,746	9,924
Itau Unibanco Holding
5.650%, 03/19/2022 (B)		300	310
JBS Finance II
8.250%, 01/29/2018		370	392
8.250%, 01/29/2018 (B)		350	371
Marfrig Holding Europe BV
6.875%, 06/24/2019 (B)		355	359
Marfrig Overseas
9.500%, 05/04/2020 (B)		835	898
9.500%, 05/04/2020		650	699
Minerva Luxembourg
12.250%, 02/10/2022 (B)		650	735
7.750%, 01/31/2023		300	321

32	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Odebrecht Drilling Norbe VIII/IX
6.350%, 06/30/2021		113	$121
6.350%, 06/30/2021 (B)		18	19
Odebrecht Offshore Drilling Finance
6.750%, 10/01/2022 (B)		193	206
Rio Oil Finance Trust, Ser 2014-1
6.250%, 07/06/2024 (B)		1,265	1,329
Samarco Mineracao
4.125%, 11/01/2022 (B)		238	226
Schahin II Finance
5.875%, 09/25/2022 (B)		84	82

			123,777

Chile — 1.8%
Banco del Estado de Chile
4.125%, 10/07/2020		30	32
3.875%, 02/08/2022 (B)		230	232
BancoEstado
4.125%, 10/07/2020 (B)		270	286
Bonos de la Tesoreria de la Republica en pesos
6.000%, 01/01/2020	CLP	80,000	160
6.000%, 01/01/2022	CLP	90,000	181
Bonos de la Tesoreria de la Republica
3.000%, 01/01/2020	CLP	545,000	2,532
Cencosud
5.500%, 01/20/2021 (B)		37	39
Empresa Nacional del Petroleo
6.250%, 07/08/2019 (B)		100	114
6.250%, 07/08/2019		50	57
5.250%, 08/10/2020		100	109
5.250%, 08/10/2020 (B)		240	262
ENTEL Chile
4.875%, 10/30/2024 (B)		200	208
Nacional del Cobre de Chile
6.150%, 10/24/2036		1,748	2,057
5.625%, 09/21/2035		880	962
5.625%, 10/18/2043		250	276
4.500%, 08/13/2023		1,041	1,106
4.500%, 08/13/2023 (B)		3,266	3,470
3.875%, 11/03/2021		646	669
3.875%, 11/03/2021 (B)		403	418
3.000%, 07/17/2022 (B)		1,923	1,862
Republic of Chile
5.500%, 08/05/2020	CLP	323,000	609
3.875%, 08/05/2020		4,117	4,413
2.250%, 10/30/2022		3,981	3,750
Telefonica Moviles Chile
2.875%, 11/09/2015		100	102
VTR Finance BV
6.875%, 01/15/2024 (B)		266	286

			24,192

China — 1.4%
Amber Circle Funding
3.250%, 12/04/2022		850	812
Central China Real Estate MTN
8.000%, 01/28/2020		400	391

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
6.500%, 06/04/2018		900	$860
CITIC Pacific
6.800%, 01/17/2023		2,300	2,619
6.375%, 04/10/2020		200	223
CNOOC Nexen Finance
4.250%, 04/30/2024		1,118	1,140
Country Garden Holdings
11.125%, 02/23/2018		275	300
7.500%, 01/10/2023		1,653	1,593
Kaisa Group Holdings
8.875%, 03/19/2018 (B)		150	154
Sinochem Offshore Capital MTN
3.250%, 04/29/2019 (B)		1,432	1,456
Sinochem Overseas Capital
6.300%, 11/12/2040		250	288
4.500%, 11/12/2020 (B)		2,803	2,999
4.500%, 11/12/2020		1,480	1,583
Sinopec Capital
3.125%, 04/24/2023 (B)		1,219	1,150
Sinopec Group Overseas Development
4.875%, 05/17/2042 (B)		300	303
4.375%, 04/10/2024 (B)		1,273	1,318
State Grid Overseas Investment
4.125%, 05/07/2024 (B)		1,216	1,248

			18,437

Colombia — 5.5%
Bancolombia
5.125%, 09/11/2022		328	330
Bogota Distrito Capital
9.750%, 07/26/2028 (B)	COP	8,820,000	5,969
9.750%, 07/26/2028	COP	370,000	250
Citigroup Funding, CLN (Republic of Colombia)
11.000%, 07/27/2020	COP	7,940,000	5,192
Colombian TES
11.250%, 10/24/2018	COP	69,800	44
10.000%, 07/24/2024	COP	3,133,400	2,075
7.500%, 08/26/2026	COP	3,373,300	1,858
7.000%, 09/11/2019	COP	1,593,400	879
7.000%, 09/11/2019	COP	9,034,800	4,982
7.000%, 05/04/2022	COP	864,000	472
7.000%, 05/04/2022	COP	8,736,900	4,769
7.000%, 05/04/2022	COP	2,990,000	1,632
6.000%, 04/28/2028	COP	3,865,400	1,867
5.000%, 11/21/2018	COP	4,884,800	2,499
Ecopetrol
5.875%, 05/28/2045		1,051	1,087
Emgesa ESP
8.750%, 01/25/2021	COP	1,345,000	776
Empresas Publicas de Medellin ESP
8.375%, 02/01/2021	COP	1,598,000	900
Grupo Aval
4.750%, 09/26/2022 (B)		222	220
JPMorgan, CLN (Republic of Columbia)
7.000%, 05/04/2022	COP	2,087,000	1,139
Pacific Rubiales Energy
7.250%, 12/12/2021		1,621	1,799

33	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
5.125%, 03/28/2023 (B)		506	$502
Republic of Colombia
12.000%, 10/22/2015	COP	1,383,000	803
12.000%, 10/22/2015	COP	964,000	559
11.750%, 02/25/2020		1,587	2,297
10.375%, 01/28/2033		360	569
9.850%, 06/28/2027	COP	4,673,000	3,255
8.125%, 05/21/2024		1,190	1,607
7.750%, 04/14/2021	COP	2,634,000	1,617
7.375%, 03/18/2019		2,046	2,491
7.375%, 09/18/2037		6,479	8,811
6.125%, 01/18/2041		1,485	1,778
5.625%, 02/26/2044		1,977	2,214
4.375%, 07/12/2021		4,915	5,274
4.375%, 03/21/2023	COP	150,000	73
4.375%, 03/21/2023	COP	135,000	66
4.000%, 02/26/2024		1,419	1,463
Transportadora de Gas Internacional ESP
5.700%, 03/20/2022 (B)		200	215

			72,333

Costa Rica — 0.3%
Banco Nacional de Costa Rica
6.250%, 11/01/2023 (B)		240	246
Costa Rica Government International Bond
7.000%, 04/04/2044 (B)		988	1,028
4.375%, 04/30/2025 (B)		525	490
4.250%, 01/26/2023		1,716	1,647
Instituto Costarricense de Electricidad
6.950%, 11/10/2021		400	434
6.375%, 05/15/2043		250	220

			4,065

Croatia — 1.3%
Government of Croatia
6.750%, 11/05/2019		790	886
6.625%, 07/14/2020 (B)		170	190
6.625%, 07/14/2020		2,876	3,214
6.375%, 03/24/2021		810	890
6.375%, 03/24/2021 (B)		2,086	2,292
6.250%, 04/27/2017 (B)		630	683
6.000%, 01/26/2024		1,500	1,609
6.000%, 01/26/2024 (B)		5,501	5,900
5.875%, 07/09/2018	EUR	150	228
5.500%, 04/04/2023		886	920

			16,812

Czech Republic — 0.0%
Czech Republic Government Bond
4.200%, 12/04/2036	CZK	1,910	117

Dominican Republic — 0.7%
Dominican Republic
15.950%, 06/04/2021	DOP	3,800	108
11.000%, 01/05/2018	DOP	6,320	145
9.040%, 01/23/2018		1,589	1,753
7.500%, 05/06/2021		3,049	3,480
7.500%, 05/06/2021 (B)		1,830	2,089

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
7.450%, 04/30/2044 (B)		579	$614
6.600%, 01/28/2024 (B)		230	251
5.875%, 04/18/2024 (B)		770	804
5.875%, 04/18/2024		710	737

			9,981

Ecuador — 0.1%
Republic of Ecuador
9.375%, 12/15/2015		360	383
7.950%, 06/20/2024 (B)		1,075	1,099

			1,482

Egypt — 0.1%
Government of Egypt
6.875%, 04/30/2040		1,434	1,405
5.750%, 04/29/2020		450	469
5.750%, 04/29/2020 (B)		100	104

			1,978

El Salvador — 0.7%
Republic of El Salvador
8.250%, 04/10/2032		407	463
8.250%, 04/10/2032		480	546
7.750%, 01/24/2023		680	767
7.750%, 01/24/2023		708	799
7.650%, 06/15/2035		650	703
7.625%, 02/01/2041 (B)		150	160
7.625%, 02/01/2041		599	639
7.375%, 12/01/2019		570	631
5.875%, 01/30/2025 (A)(B)		688	667
5.875%, 01/30/2025		2,785	2,726
Telemovil Finance
8.000%, 10/01/2017		476	500

			8,601

Gabon — 0.0%
Gabonese Republic
8.200%, 12/12/2017		490	560

Georgia — 0.3%
Georgian Railway JSC
7.750%, 07/11/2022		2,935	3,287
7.750%, 07/11/2022 (B)		390	437
Republic of Georgia
6.875%, 04/12/2021		778	881

			4,605

Ghana — 0.0%
Republic of Ghana
8.500%, 10/04/2017 (B)		300	315
7.875%, 08/07/2023		660	639

			954

Guatemala — 0.1%
Comcel Trust
6.875%, 02/06/2024 (B)		1,090	1,177
Guatemala Government Bond
4.875%, 02/13/2028		509	500

			1,677

Hungary — 4.3%
Republic of Hungary
8.000%, 02/12/2015	HUF	230,000	1,052
7.750%, 08/24/2015	HUF	230,690	1,084
7.625%, 03/29/2041		4,390	5,622
7.000%, 06/24/2022	HUF	851,570	4,497
6.750%, 02/24/2017	HUF	427,050	2,083
6.750%, 11/24/2017	HUF	1,047,530	5,210

34	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
6.750%, 10/22/2028	HUF	772,310	$4,082
6.500%, 06/24/2019	HUF	342,610	1,733
6.375%, 03/29/2021		920	1,049
6.250%, 01/29/2020		770	870
6.000%, 01/11/2019	EUR	982	1,556
6.000%, 11/24/2023	HUF	715,640	3,584
5.750%, 11/22/2023		4,248	4,683
5.500%, 12/22/2016	HUF	592,820	2,801
5.500%, 12/20/2018	HUF	531,290	2,567
5.500%, 06/24/2025	HUF	17,120	83
5.375%, 02/21/2023		3,528	3,797
5.375%, 03/25/2024		1,120	1,198
5.000%, 03/30/2016	GBP	227	406
4.125%, 02/19/2018		5,148	5,367
4.000%, 04/25/2018	HUF	465,170	2,116
4.000%, 03/25/2019		636	655

			56,095

India — 0.2%
Bharti Airtel International Netherlands
5.350%, 05/20/2024 (B)		927	962
5.125%, 03/11/2023 (B)		439	450
Export-Import Bank of India MTN
4.000%, 08/07/2017		200	210
Vedanta Resources
7.125%, 05/31/2023 (B)		160	169
6.750%, 06/07/2016		125	132
6.000%, 01/31/2019 (B)		324	335

			2,258

Indonesia — 7.2%
Adaro Indonesia
7.625%, 10/22/2019		300	315
Deutsche Bank, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	2,300,000	180
7.000%, 05/17/2022	IDR	9,000,000	712
7.000%, 05/15/2027	IDR	2,300,000	171
6.625%, 05/15/2033	IDR	2,300,000	156
Indo Energy Finance II
6.375%, 01/24/2023		663	553
6.375%, 01/24/2023 (B)		178	149
Indosat Palapa
7.375%, 07/29/2020 (B)		200	217
JPMorgan, CLN (Republic of Indonesia)
7.000%, 05/15/2022	IDR	105,300,000	8,261
6.625%, 05/15/2033	IDR	3,100,000	210
Listrindo Capital BV
6.950%, 02/21/2019 (B)		200	216
Majapahit Holding
8.000%, 08/07/2019		470	555
7.875%, 06/29/2037 (B)		205	238
7.750%, 01/20/2020		894	1,046
Pertamina Persero MTN
6.500%, 05/27/2041 (B)		380	379
6.450%, 05/30/2044 (B)		1,432	1,421
6.000%, 05/03/2042 (B)		935	874
6.000%, 05/03/2042		340	318
5.625%, 05/20/2043		3,882	3,484
5.250%, 05/23/2021 (B)		500	515
4.875%, 05/03/2022 (B)		220	218

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Perusahaan Gas Negara Persero
5.125%, 05/16/2024 (B)		63	$62
Perusahaan Penerbit
6.125%, 03/15/2019		460	511
Republic of Indonesia
12.800%, 06/15/2021	IDR	1,965,000	207
11.625%, 03/04/2019		4,254	5,785
11.625%, 03/04/2019 (B)		975	1,326
11.625%, 03/04/2019		1,674	2,277
11.000%, 09/15/2025	IDR	3,200,000	318
9.000%, 03/15/2029	IDR	99,135,000	8,580
8.500%, 10/12/2035		2,632	3,487
8.500%, 10/12/2035		1,000	1,325
8.375%, 03/15/2024	IDR	132,624,000	11,366
8.375%, 09/15/2026	IDR	580,000	48
8.375%, 03/15/2034	IDR	55,920,000	4,517
8.375%, 03/15/2034	IDR	23,000,000	1,858
8.250%, 06/15/2032	IDR	17,369,000	1,377
7.875%, 04/15/2019	IDR	50,658,000	4,277
7.750%, 01/17/2038		1,478	1,840
7.750%, 01/17/2038		5,989	7,456
7.000%, 05/15/2022	IDR	59,080,000	4,635
6.875%, 01/17/2018		2,394	2,738
6.750%, 01/15/2044 (B)		1,650	1,897
6.625%, 05/15/2033	IDR	30,376,000	2,056
6.625%, 02/17/2037		676	750
6.125%, 05/15/2028	IDR	26,020,000	1,734
5.875%, 03/13/2020 (B)		864	959
5.875%, 03/13/2020		460	511
5.625%, 05/15/2023	IDR	44,408,000	3,147
5.375%, 10/17/2023		300	319
5.250%, 01/17/2042		1,029	978
4.875%, 05/05/2021		2,600	2,730
4.875%, 05/05/2021 (B)		850	893
3.375%, 04/15/2023 (B)		1,339	1,242
Tullow Oil
6.000%, 11/01/2020 (B)		170	176

			101,570

Iraq — 0.7%
Republic of Iraq
5.800%, 01/15/2028 (F)		10,647	9,582

Israel — 0.1%
Altice Financing
8.000%, 12/15/2019	EUR	400	602
7.875%, 12/15/2019 (A)		400	438
Altice Finco
9.875%, 12/15/2020 (A)		300	346

			1,386

Ivory Coast — 0.7%
Ivory Coast Government Bond
7.774%, 12/31/2032 (A)(G)		6,465	6,263
5.750%, 12/31/2032		3,413	3,306

			9,569

Jamaica — 0.2%
Digicel Group
8.250%, 09/30/2020		2,200	2,398

35	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Kazakhstan — 1.7%
Development Bank of Kazakhstan
4.125%, 12/10/2022		770	$729
Halyk Savings Bank of Kazakhstan
7.250%, 01/28/2021 (B)		400	434
7.250%, 01/28/2021		200	217
KazAgro National Management Holding
4.625%, 05/24/2023		370	358
Kazakhstan Temir Zholy Finance
6.950%, 07/10/2042 (B)		250	274
Kazatomprom Natsionalnaya Atomnaya Kompaniya
6.250%, 05/20/2015 (B)		450	465
6.250%, 05/20/2015		100	103
KazMunayGas National MTN
11.750%, 01/23/2015		1,611	1,701
9.125%, 07/02/2018		1,248	1,504
9.125%, 07/02/2018 (B)		2,342	2,822
7.000%, 05/05/2020 (B)		676	769
6.375%, 04/09/2021 (B)		4,301	4,789
6.375%, 04/09/2021		1,234	1,374
5.750%, 04/30/2043 (B)		781	750
5.750%, 04/30/2043		3,240	3,110
4.400%, 04/30/2023		1,022	1,002
4.400%, 04/30/2023 (B)		523	514
Republic of Kazakhstan
6.375%, 10/06/2020 (B)		600	664
Samruk-Energy JSC MTN
3.750%, 12/20/2017		500	504
Zhaikmunai Via Zhaikmunai International
7.125%, 11/13/2019		600	652
7.125%, 11/13/2019 (A)(B)		425	462

			23,197

Kenya — 0.4%
Kenya Government International Bond
6.875%, 06/24/2024 (B)		2,463	2,562
Kenya Infrastructure Bond
11.000%, 09/15/2025	KES	230,000	2,627

			5,189

Latvia — 0.1%
Republic of Latvia
2.750%, 01/12/2020 (A)		670	662

Lithuania — 0.3%
Republic of Lithuania
6.625%, 02/01/2022		1,358	1,642
6.125%, 03/09/2021 (B)		1,424	1,664
5.125%, 09/14/2017 (B)		310	341
5.125%, 09/14/2017		200	220

			3,867

Malaysia — 4.6%
Malaysia Government Bond
5.248%, 09/15/2028 (B)	MYR	1,050	359
4.392%, 04/15/2026	MYR	8,720	2,772
4.378%, 11/29/2019	MYR	1,353	433

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
4.262%, 09/15/2016	MYR	12,380	$3,928
4.181%, 07/15/2024	MYR	18,471	5,821
4.160%, 07/15/2021	MYR	3,879	1,223
4.048%, 09/30/2021	MYR	4,020	1,262
4.012%, 09/15/2017	MYR	13,780	4,349
3.892%, 03/15/2027	MYR	578	174
3.889%, 07/31/2020	MYR	6,983	2,176
3.844%, 04/15/2033	MYR	1,770	510
3.835%, 08/12/2015	MYR	12,216	3,834
3.741%, 02/27/2015	MYR	2,400	750
3.654%, 10/31/2019	MYR	770	239
3.580%, 09/28/2018	MYR	4,747	1,474
3.502%, 05/31/2027	MYR	1,050	301
3.492%, 03/31/2020	MYR	20,579	6,287
3.480%, 03/15/2023	MYR	14,448	4,328
3.418%, 08/15/2022	MYR	8,999	2,694
3.394%, 03/15/2017	MYR	2,150	667
3.314%, 10/31/2017	MYR	21,610	6,681
3.260%, 03/01/2018	MYR	18,650	5,732
3.197%, 10/15/2015	MYR	2,971	926
3.172%, 07/15/2016	MYR	7,280	2,262
Petronas Capital
7.875%, 05/22/2022		1,848	2,453

			61,635

Mexico — 6.8%
Alfa
6.875%, 03/25/2044 (B)		1,395	1,521
5.250%, 03/25/2024 (B)		1,125	1,174
America Movil
6.000%, 06/09/2019	MXN	12,420	978
BBVA Bancomer
6.750%, 09/30/2022 (B)		500	572
4.375%, 04/10/2024 (B)		1,855	1,890
Cemex
6.500%, 12/10/2019		550	584
Cemex Espana Luxembourg
9.875%, 04/30/2019		950	1,090
Cemex Finance
9.375%, 10/12/2022 (B)		350	412
Comision Federal de Electricidad
5.750%, 02/14/2042 (B)		500	531
4.875%, 05/26/2021 (B)		400	430
4.875%, 01/15/2024 (B)		637	680
Empresas ICA SAB de CV
8.875%, 05/29/2024 (B)		625	642
Fermaca Enterprises S de RL
6.375%, 03/30/2038 (B)		361	376
Fresnillo
5.500%, 11/13/2023 (B)		300	314
Metalsa
4.900%, 04/24/2023 (B)		212	206
Mexican Bonos
7.500%, 06/03/2027	MXN	36,854	3,223
6.500%, 06/09/2022	MXN	7,036	576
6.250%, 06/16/2016	MXN	768	62
6.000%, 06/18/2015	MXN	5,099	404
5.000%, 06/15/2017	MXN	14,891	1,187
4.750%, 06/14/2018	MXN	23,500	1,832
Mexican Bonos, Ser M
6.500%, 06/10/2021	MXN	102,440	8,459
Mexican Bonos, Ser M10
8.500%, 12/13/2018	MXN	45,210	4,033

36	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
7.750%, 12/14/2017	MXN	32,714	$2,817
7.250%, 12/15/2016	MXN	31,357	2,620
Mexican Bonos, Ser M20
10.000%, 12/05/2024	MXN	24,480	2,520
8.500%, 05/31/2029	MXN	5,093	480
8.000%, 12/07/2023	MXN	80,284	7,230
7.750%, 05/29/2031	MXN	113,852	10,037
Mexican Bonos, Ser M30
10.000%, 11/20/2036	MXN	8,900	955
8.500%, 11/18/2038	MXN	38,121	3,581
Mexican Bonos, Ser MI10
9.500%, 12/18/2014	MXN	41,743	3,311
Mexican Udibonos
4.500%, 11/22/2035	MXN	3,437	1,647
2.500%, 12/10/2020	MXN	6,273	2,598
2.000%, 06/09/2022	MXN	1,471	580
Mexichem
4.875%, 09/19/2022 (B)		200	208
Pemex Project Funding Master Trust
6.625%, 06/15/2035		2,800	3,297
Petroleos Mexicanos
7.190%, 09/12/2024	MXN	35,570	2,781
6.500%, 06/02/2041		572	665
6.375%, 01/23/2045 (B)		806	936
3.500%, 01/30/2023 (B)		185	181
Trust F
5.250%, 12/15/2024 (B)(H)		1,080	1,134
United Mexican States MTN
6.050%, 01/11/2040		1,280	1,558
5.950%, 03/19/2019		572	666
5.750%, 10/12/2110		468	497
5.550%, 01/21/2045		4,113	4,679
4.750%, 03/08/2044		660	673
4.000%, 10/02/2023		3,880	4,078
3.500%, 01/21/2021		175	182
United Mexican States, Ser A MTN
6.750%, 09/27/2034		1,730	2,240

			93,327

Mongolia — 0.3%
Development Bank of Mongolia MTN
5.750%, 03/21/2017		902	866
5.125%, 12/05/2022		1,840	1,601
4.125%, 01/05/2018		1,856	1,745

			4,212

Montenegro — 0.0%
Republic of Montenegro
7.875%, 09/14/2015	EUR	120	173
5.375%, 05/20/2019	EUR	399	563

			736

Morocco — 0.5%
Kingdom of Morocco
5.500%, 12/11/2042 (B)		200	197
5.500%, 12/11/2042 (A)		1,000	983
4.250%, 12/11/2022		1,180	1,181
4.250%, 12/11/2022 (A)(B)		1,348	1,350

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
OCP
5.625%, 04/25/2024 (B)		2,670	$2,800

			6,511

Mozambique — 0.1%
EMATUM Via Mozambique EMATUM Finance 2020
6.305%, 09/11/2020		845	853

Netherlands — 0.0%
Nostrum Oil & Gas Finance BV
6.375%, 02/14/2019 (B)		353	370

Nigeria — 0.6%
Afren
10.250%, 04/08/2019 (B)		563	638
6.625%, 12/09/2020 (B)		600	619
Nigeria Treasury Bill (E)
11.178%, 02/05/2015	NGN	37,000	213
10.830%, 03/05/2015	NGN	24,553	140
10.816%, 09/18/2014	NGN	12,400	74
10.608%, 05/07/2015	NGN	12,900	72
10.566%, 04/23/2015	NGN	25,200	142
Republic of Nigeria
16.390%, 01/27/2022	NGN	210,000	1,562
16.000%, 06/29/2019	NGN	169,000	1,213
16.000%, 06/29/2019	NGN	171,000	1,227
15.100%, 04/27/2017	NGN	23,192	155
6.750%, 01/28/2021		1,372	1,514
6.750%, 01/28/2021 (B)		550	607
6.375%, 07/12/2023		596	643
6.375%, 07/12/2023 (B)		551	594
Zenith Bank MTN
6.250%, 04/22/2019 (B)		683	680

			10,093

Pakistan — 0.2%
Republic of Pakistan
8.250%, 04/15/2024		1,700	1,753
7.250%, 04/15/2019 (B)		500	512
7.125%, 03/31/2016		500	515
6.875%, 06/01/2017		430	444
6.875%, 06/01/2017		100	103

			3,327

Panama — 0.9%
Panama Notas del Tesoro
4.875%, 02/05/2021		704	739
Republic of Panama
9.375%, 01/16/2023		560	773
9.375%, 04/01/2029		2,614	3,890
8.875%, 09/30/2027		270	386
8.125%, 04/28/2034		2,128	2,822
7.125%, 01/29/2026		100	127
6.700%, 01/26/2036		1,350	1,665
5.200%, 01/30/2020		912	1,018
4.300%, 04/29/2053		130	113

			11,533

Paraguay — 0.1%
Republic of Paraguay
4.625%, 01/25/2023		900	914
Telefonica Celular del Paraguay
6.750%, 12/13/2022		200	215
6.750%, 12/13/2022 (A)		200	215

			1,344

37	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Peru — 1.4%
Abengoa Transmision Sur
6.875%, 04/30/2043 (B)		273	$300
Cementos Pacasmayo SAA
4.500%, 02/08/2023 (B)		200	191
Cia Minera Ares SAC
7.750%, 01/23/2021 (B)		209	225
Cia Minera Milpo SAA
4.625%, 03/28/2023 (B)		200	197
Inkia Energy
8.375%, 04/04/2021 (B)		200	221
Peru Enhanced Pass-Through Finance
4.507%, 06/02/2025 (A)(B)(E)		1,000	703
2.505%, 05/31/2018 (A)(B)(E)		290	273
2.494%, 05/31/2018 (E)		108	101
Republic of Peru
9.910%, 05/05/2015	PEI	675	254
8.750%, 11/21/2033		4,304	6,551
8.200%, 08/12/2026	PEI	4,268	1,866
7.840%, 08/12/2020	PEI	2,312	951
7.350%, 07/21/2025		1,980	2,624
7.125%, 03/30/2019		1,190	1,449
6.950%, 08/12/2031	PEI	2,856	1,099
6.950%, 08/12/2031	PEI	200	77
6.900%, 08/12/2037	PEI	1,997	747
6.850%, 02/12/2042	PEI	613	226
Volcan Cia Minera
5.375%, 02/02/2022 (B)		18	18

			18,073

Philippines — 0.4%
Development Bank of Philippines
5.500%, 03/25/2021		330	364
National Power
9.625%, 05/15/2028 (A)		1,100	1,637
Power Sector Assets & Liabilities Management
7.390%, 12/02/2024 (B)		820	1,054
Republic of Philippines
9.500%, 02/02/2030		696	1,088
7.750%, 01/14/2031		198	273
5.500%, 03/30/2026		500	576
3.900%, 11/26/2022	PHP	45,000	1,030

			6,022

Poland — 4.4%
Republic of Poland
6.375%, 07/15/2019		4,765	5,647
6.250%, 10/24/2015	PLN	670	231
5.750%, 04/25/2029	PLN	10,837	4,376
5.250%, 10/25/2020	PLN	4,621	1,701
5.000%, 04/25/2016	PLN	2,483	854
5.000%, 03/23/2022		1,094	1,216
4.750%, 10/25/2016	PLN	2,120	733
4.000%, 10/25/2023	PLN	19,262	6,616
4.000%, 01/22/2024		1,856	1,926
3.000%, 08/24/2016	PLN	9,254	3,157
3.000%, 03/17/2023 (F)		1,165	1,132
2.881%, 01/25/2016 (E)	PLN	19,110	6,060

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
2.750%, 08/25/2023	PLN	3,074	$1,085
2.721%, 07/25/2015 (E)	PLN	910	292
2.500%, 07/25/2018	PLN	4,856	1,577
1.239%, 07/25/2016(E)	PLN	6,730	2,106
Republic of Poland, Ser 0415
5.500%, 04/25/2015	PLN	300	101
Republic of Poland, Ser 0922
5.750%, 09/23/2022	PLN	21,366	8,225
Republic of Poland, Ser 1017
5.250%, 10/25/2017	PLN	24,085	8,561
Republic of Poland, Ser 1019
5.500%, 10/25/2019	PLN	9,230	3,403
Republic of Poland, Ser 1021
5.750%, 10/25/2021	PLN	5,472	2,088

			61,087

Qatar — 0.1%
Qtel International Finance
7.875%, 06/10/2019		665	830

Romania — 2.4%
Government of Romania
6.750%, 06/11/2017	RON	5,180	1,787
6.750%, 02/07/2022		4,848	5,787
6.750%, 02/07/2022 (B)		350	418
6.125%, 01/22/2044		390	443
6.000%, 04/30/2016	RON	840	277
5.950%, 06/11/2021	RON	14,500	5,078
5.850%, 07/28/2014	RON	1,920	601
5.850%, 04/26/2023	RON	10,660	3,686
5.800%, 10/26/2015	RON	410	134
5.800%, 07/26/2027	RON	4,100	1,391
5.750%, 01/27/2016	RON	320	105
5.750%, 04/29/2020	RON	1,680	579
5.600%, 11/28/2018	RON	9,430	3,239
4.875%, 01/22/2024 (B)		1,616	1,717
4.875%, 01/22/2024 (B)		3,136	3,332
4.750%, 08/29/2016	RON	10,200	3,312
4.750%, 06/24/2019	RON	3,180	1,047
4.375%, 08/22/2023		2,050	2,101

			35,034

Russia — 7.2%
Alfa Bank Via Alfa Bond Issuance
7.750%, 04/28/2021		500	541
7.500%, 09/26/2019		750	773
7.500%, 09/26/2019 (B)		260	268
Credit Bank of Moscow Via CBOM Finance
7.700%, 02/01/2018		1,000	1,013
EuroChem Mineral & Chemical Via EuroChem GI
5.125%, 12/12/2017 (B)		175	176
Gazprom Neft OAO Via GPN Capital
6.000%, 11/27/2023 (B)		480	493
4.375%, 09/19/2022		730	677
Gazprom OAO Via Gaz Capital
6.510%, 03/07/2022		470	509
Metalloinvest Finance
5.625%, 04/17/2020 (B)		275	267

38	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Ritekro
12.613%, 11/07/2022 (A)(E)(I)		914	$339
Rosneft Oil Via Rosneft International Finance
4.199%, 03/06/2022		500	464
Russian Federal Bond — OFZ
8.150%, 02/03/2027	RUB	147,099	4,250
7.600%, 04/14/2021	RUB	453,644	12,976
7.600%, 07/20/2022	RUB	158,566	4,496
7.500%, 03/15/2018	RUB	234,717	6,783
7.500%, 02/27/2019	RUB	61,000	1,751
7.400%, 04/19/2017	RUB	118,436	3,426
7.400%, 06/14/2017	RUB	31,700	916
7.350%, 01/20/2016	RUB	80,000	2,334
7.050%, 01/19/2028	RUB	216,030	5,672
7.000%, 12/03/2014 (C)	RUB	22,770	607
7.000%, 01/25/2023	RUB	196,388	5,381
7.000%, 08/16/2023	RUB	77,724	2,107
6.900%, 08/03/2016	RUB	48,434	1,396
6.800%, 12/11/2019	RUB	76,134	2,114
6.200%, 01/31/2018	RUB	109,370	3,030
Russian Foreign Bond — Eurobond
12.750%, 06/24/2028		1,000	1,731
7.850%, 03/10/2018	RUB	140,000	4,092
7.500%, 03/31/2030		9,388	10,872
5.625%, 04/04/2042		1,400	1,459
4.875%, 09/16/2023 (B)		3,800	3,923
3.250%, 04/04/2017		1,200	1,243
Russian Railways Via RZD Capital
5.700%, 04/05/2022		1,200	1,248
Sberbank of Russia Via SB Capital
5.717%, 06/16/2021		400	421
Sistema Via Sistema International Funding
6.950%, 05/17/2019		500	526
TMK OAO Via TMK Capital
6.750%, 04/03/2020		1,300	1,268
VEB-Leasing Via VEB Leasing Investment
5.125%, 05/27/2016		320	332
VimpelCom Holdings
7.504%, 03/01/2022		1,000	1,079
7.504%, 03/01/2022		870	939
7.504%, 03/01/2022 (B)		400	432
5.950%, 02/13/2023 (B)		200	197
5.200%, 02/13/2019 (B)		500	501
Vnesheconombank Via VEB Finance
6.902%, 07/09/2020		1,310	1,418
6.800%, 11/22/2025		580	618
6.800%, 11/22/2025 (B)		150	160
5.450%, 11/22/2017 (B)		400	421
VTB Bank Via VTB Capital
6.875%, 05/29/2018		600	647

			96,286

Senegal — 0.1%
Republic of Senegal
8.750%, 05/13/2021 (B)		540	624
8.750%, 05/13/2021		200	231

			855

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Serbia — 0.6%
Republic of Serbia
7.250%, 09/28/2021		4,686	$5,342
7.250%, 09/28/2021 (B)		200	228
5.875%, 12/03/2018		1,297	1,380
5.875%, 12/03/2018 (B)		530	564
5.250%, 11/21/2017 (B)		1,203	1,254
4.875%, 02/25/2020		200	203

			8,971

Singapore — 0.5%
Singapore Government Bond
3.375%, 09/01/2033	SGD	1,530	1,296
3.000%, 09/01/2024	SGD	6,390	5,360
STATS ChipPAC
4.500%, 03/20/2018 (B)		104	105

			6,761

Slovak Republic — 0.0%
Republic of Slovak
4.375%, 05/21/2022 (B)		428	457

Slovenia — 0.2%
Slovenia Government International Bond
5.850%, 05/10/2023		691	776
5.850%, 05/10/2023		444	498
5.250%, 02/18/2024 (B)		1,844	1,982

			3,256

South Africa — 5.2%
Eskom Holdings
6.750%, 08/06/2023 (B)		1,289	1,366
Republic of South Africa
10.500%, 12/21/2026	ZAR	36,816	4,036
8.750%, 02/28/2048	ZAR	47,674	4,321
8.500%, 06/23/2017 (F)		860	1,010
8.500%, 01/31/2037	ZAR	43,438	3,865
8.250%, 09/15/2017	ZAR	29,822	2,877
8.000%, 12/21/2018	ZAR	55,467	5,298
8.000%, 01/31/2030	ZAR	87,358	7,648
7.750%, 02/28/2023	ZAR	49,342	4,521
7.250%, 01/15/2020	ZAR	126,887	11,636
7.000%, 02/28/2031	ZAR	44,609	3,532
6.875%, 05/27/2019		580	671
6.750%, 03/31/2021	ZAR	19,290	1,699
6.500%, 02/28/2041	ZAR	5,035	353
6.250%, 03/31/2036	ZAR	31,790	2,218
5.875%, 09/16/2025		9,521	10,583
4.665%, 01/17/2024		1,123	1,144
Transnet SOC MTN
9.500%, 05/13/2021 (B)	ZAR	13,360	1,250
4.000%, 07/26/2022 (B)		1,119	1,051

			69,079

Sri Lanka — 0.4%
Bank of Ceylon
6.875%, 05/03/2017 (B)		320	340
Republic of Sri Lanka
6.250%, 10/04/2020		600	634
6.250%, 10/04/2020 (B)		249	263
6.250%, 07/27/2021 (B)		200	211
5.875%, 07/25/2022		2,585	2,659
5.125%, 04/11/2019 (B)		673	684

			4,791

39	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
Thailand — 2.9%
PTT Exploration & Production
4.875%, 06/18/2019 (B)(D)		1,517	$1,528
Thailand Government Bond
5.670%, 03/13/2028	THB	3,000	109
4.875%, 06/22/2029	THB	20,800	704
3.875%, 06/13/2019	THB	512,000	16,291
3.650%, 12/17/2021	THB	110,200	3,408
3.625%, 06/16/2023	THB	363,160	11,079
3.580%, 12/17/2027	THB	68,200	2,025
3.250%, 06/16/2017	THB	35,200	1,106
1.200%, 07/14/2021	THB	72,266	2,148

			38,398

Trinidad & Tobago — 0.1%
Republic of Trinidad & Tobago
4.375%, 01/16/2024 (B)		1,305	1,416

Turkey — 7.1%
Akbank
5.000%, 10/24/2022		225	223
Export Credit Bank of Turkey
5.875%, 04/24/2019 (B)		200	212
Finansbank
6.250%, 04/30/2019 (B)		1,342	1,386
KOC Holding
3.500%, 04/24/2020 (B)		35	33
Republic of Turkey
11.875%, 01/15/2030		1,500	2,566
10.700%, 02/24/2016	TRY	3,230	1,583
10.500%, 01/15/2020	TRY	8,494	4,356
10.400%, 03/27/2019	TRY	2,760	1,403
10.400%, 03/20/2024	TRY	2,250	1,178
9.500%, 01/12/2022	TRY	9,887	4,865
9.000%, 01/27/2016	TRY	2,200	1,051
9.000%, 03/08/2017	TRY	12,842	6,175
8.800%, 11/14/2018	TRY	3,601	1,727
8.800%, 09/27/2023	TRY	1,784	845
8.500%, 09/14/2022	TRY	21,342	9,970
8.300%, 10/07/2015	TRY	8,798	4,156
8.300%, 06/20/2018	TRY	10,711	5,073
8.300%, 06/20/2018	TRY	2,500	1,184
8.000%, 02/14/2034		1,350	1,775
7.500%, 07/14/2017		2,463	2,802
7.500%, 11/07/2019		3,579	4,243
7.375%, 02/05/2025		2,493	3,029
7.250%, 03/05/2038		200	247
7.100%, 03/08/2023	TRY	1,120	479
7.100%, 03/08/2023	TRY	9,440	4,036
7.000%, 09/26/2016		838	925
7.000%, 06/05/2020		4,852	5,651
6.875%, 03/17/2036		1,360	1,601
6.750%, 04/03/2018		1,656	1,870
6.750%, 05/30/2040		375	438
6.500%, 01/07/2015	TRY	5,864	2,743
6.300%, 02/14/2018	TRY	13,134	5,823
6.250%, 09/26/2022		1,207	1,360
6.000%, 01/14/2041		1,780	1,902
5.625%, 03/30/2021		2,760	3,008
5.125%, 03/25/2022		573	605
4.500%, 02/11/2015	TRY	3,647	1,740

Description		Face Amount(1) (Thousands)	Market Value ($ Thousands)
3.250%, 03/23/2023		539	$497
3.000%, 02/23/2022	TRY	5,380	2,743
TC Ziraat Bankasi
4.250%, 07/03/2019 (B)		1,440	1,432
Turkiye Garanti Bankasi
5.250%, 09/13/2022 (B)		500	502
4.000%, 09/13/2017 (B)		200	202

			97,639

Ukraine — 1.1%
Government of Ukraine
9.250%, 07/24/2017 (B)		403	407
9.250%, 07/24/2017		9,020	9,133
7.950%, 02/23/2021		650	621
7.950%, 02/23/2021 (B)		250	239
7.800%, 11/28/2022 (B)		300	283
7.500%, 04/17/2023 (B)		1,049	986
6.875%, 09/23/2015		1,270	1,238
6.750%, 11/14/2017		276	263
6.580%, 11/21/2016		403	389
Ukraine Railways Via Shortline
9.500%, 05/21/2018		200	172
Ukreximbank Via Biz Finance
8.750%, 01/22/2018		670	603

			14,334

United Arab Emirates — 0.0%
MAF Global Securities
7.125%, 10/29/2049 (D)		400	429

Uruguay — 0.5%
Republic of Uruguay
7.625%, 03/21/2036		484	650
5.100%, 06/18/2050		3,826	3,778
4.500%, 08/14/2024		829	880
Republic of Uruguay PIK
7.875%, 01/15/2033		671	912

			6,220

Venezuela — 3.9%
Petroleos de Venezuela
12.750%, 02/17/2022		290	293
9.750%, 05/17/2035		852	698
9.000%, 11/17/2021		1,050	892
8.500%, 11/02/2017		1,002	937
8.500%, 11/02/2017		10,672	9,982
6.000%, 11/15/2026		904	583
5.500%, 04/12/2037		250	150
5.375%, 04/12/2027		983	609
5.250%, 04/12/2017		708	598
5.000%, 10/28/2015		3,855	3,629
Republic of Venezuela
13.625%, 08/15/2018		1,716	1,853
13.625%, 08/15/2018		144	151
12.750%, 08/23/2022		9,084	9,334
11.950%, 08/05/2031		2,578	2,527
11.750%, 10/21/2026		2,515	2,462
9.375%, 01/13/2034		3,661	3,084
9.250%, 09/15/2027		1,793	1,542
9.250%, 05/07/2028		2,445	2,054
9.000%, 05/07/2023		1,915	1,637
9.000%, 05/07/2023		20	17
8.500%, 10/08/2014		780	782
8.250%, 10/13/2024		1,252	1,005

40	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

Description	Face Amount(1) (Thousands)/Shares	Market Value ($ Thousands)
7.750%, 10/13/2019	3,825	$3,309
7.650%, 04/21/2025	290	223
6.000%, 12/09/2020	1,087	834
5.750%, 02/26/2016	4,890	4,631

		53,816

Vietnam — 0.1%
Republic of Vietnam
6.875%, 01/15/2016	360	385
6.750%, 01/29/2020	830	938

		1,323

Zambia — 0.3%
Republic of Zambia
8.500%, 04/14/2024	600	665
5.375%, 09/20/2022	2,360	2,212

		2,877

Total Global Bonds
(Cost $1,241,469) ($ Thousands)		1,267,353

LOAN PARTICIPATIONS — 0.5%

Singapore — 0.5%
Ashmore Cayman SPC, No. 1
0.000%, 08/31/2011 (A)(G)(I)	9,161	4,289
Morton Bay
6.220%, 12/31/2013 (A)(I)	3,158	2,314
Total Loan Participations

(Cost $12,373) ($ Thousands)		6,603

AFFILIATED PARTNERSHIP — 0.4%
SEI Liquidity Fund, L.P.
0.080% †*(J)	5,206,198	5,206

Total Affiliated Partnership (Cost $5,206) ($ Thousands)		5,206

Total Investments — 94.3% (Cost $1,259,048) ($ Thousands)§		$1,279,162

A list of the open futures contracts held by the Fund at June 30, 2014, is as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)
Euro-Bond	(1)	Sep-2014	$(3)
Korea 10-Year Bond	(67)	Sep-2014	(85)
Korea 3-Year Bond	(63)	Sep-2014	(13)
U.S. 10-Year Treasury Note	37	Sep-2014	(11)
U.S. 10-Year Treasury Note	(37)	Sep-2014	(10)
U.S. 2-Year Treasury Note	34	Sep-2014	(5)
U.S. 5-Year Treasury Note	(74)	Sep-2014	(2)
U.S. Long Treasury Bond	(12)	Sep-2014	(12)
U.S. Long Treasury Bond	75	Sep-2014	36

			$(105)

For the period ended June 30, 2014, the total amount of all open future contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

A list of the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Settlement Date		Currency to Deliver (Thousands)	Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) ($ Thousands)
7/1/14-9/17/14	EUR	8,469	HUF	2,611,007	$(70)
7/1/14-9/17/14	TRY	39,430	USD	18,420	(99)
7/1/14-9/17/14	USD	27,790	EUR	20,465	230
7/1/14-9/17/14	USD	1,516	HUF	340,743	(9)
7/2/14-8/4/14	BRL	69,371	USD	30,897	(477)
7/2/14-9/17/14	USD	14,433	BRL	32,232	170
7/2/14-2/18/15	HUF	1,633,505	USD	7,291	96
7/3/14-8/12/14	RUB	838,360	USD	23,559	(935)
7/3/14-9/17/14	EUR	29,221	USD	39,773	(238)
7/3/14-10/15/14	USD	21,019	RUB	741,005	585
7/7/14-7/14/14	RON	38,889	EUR	8,761	(148)
7/7/14-8/18/14	USD	21,435	PEI	60,085	51
7/7/14-9/17/14	EUR	2,993	RON	13,195	17
7/9/14-9/17/14	USD	23,183	TRY	49,307	(115)
7/10/14	JPY	251,823	USD	2,461	(25)
7/10/14	USD	2,391	UYU	55,000	11
7/14/14	AUD	5,250	USD	4,891	(59)
7/14/14	USD	4,829	AUD	5,250	121
7/14/14-8/20/14	MYR	30,293	USD	9,274	(132)
7/14/14-9/17/14	USD	33,367	MYR	108,707	394
7/15/14-8/26/14	PHP	262,950	USD	6,001	(22)
7/15/14-8/26/14	USD	13,962	PHP	619,038	214
7/16/14	PEI	12,634	USD	4,452	(66)
7/16/14-8/11/14	USD	20,068	THB	651,645	(8)
7/16/14-8/20/14	NGN	267,010	USD	1,553	(71)
7/16/14-8/29/14	COP	16,012,800	USD	8,217	(301)
7/16/14-9/17/14	EUR	24,873	PLN	103,901	92
7/16/14-9/17/14	PLN	32,632	EUR	7,800	(41)
7/16/14-9/17/14	THB	855,283	USD	26,273	(45)
7/16/14-9/17/14	USD	23,263	ZAR	247,293	(155)
7/16/14-9/17/14	ZAR	252,053	USD	23,439	19
7/16/14-10/15/14	USD	10,958	COP	21,801,954	628
7/16/14-11/19/14	USD	9,493	NGN	1,611,855	312
7/16/14-12/8/14	IDR	108,137,256	USD	9,177	136
7/16/14-12/8/14	USD	16,469	IDR	194,810,397	(179)
7/21/14-9/17/14	USD	6,193	INR	374,040	(55)
7/31/14	GBP	240	USD	406	(4)
8/15/14-9/17/14	MXN	16,390	USD	1,256	(3)
8/15/14-9/17/14	USD	26,749	MXN	347,716	(51)
8/20/14	USD	3,900	KRW	4,153,874	204
8/20/14-8/29/14	CLP	2,442,002	USD	4,339	(49)
8/20/14-9/17/14	TWD	338,702	USD	11,253	(101)
8/20/14-9/22/14	USD	13,866	CLP	7,705,307	(23)
8/25/14-9/17/14	SGD	31,949	USD	25,548	(89)
9/12/14-2/18/15	HUF	2,368,260	EUR	7,719	128
9/16/14-9/17/14	ILS	37,970	USD	10,972	(102)
9/17/14	CZK	58,092	USD	2,886	(16)
9/17/14	EUR	1,334	CZK	36,559	(1)
9/17/14	RON	16,769	USD	5,188	(38)
9/17/14	USD	5,652	CNY	35,079	(28)
9/17/14	USD	871	CZK	17,577	7
9/17/14	USD	8,080	PLN	24,410	(77)
9/17/14	USD	1,608	SGD	2,020	13
9/19/14	CZK	105,139	EUR	3,833	(3)
11/19/14	USD	1,861	KZT	348,860	5

					$(402)

A list of the counterparties for the open forward foreign currency contracts held by the Fund at June 30, 2014, is as follows:

Counterparty	Currency to Deliver ($ Thousands)	Currency to Receive ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)
Brown Brothers Harriman	(85)	85	$—
Citigroup	(165,225)	164,980	(245)
Goldman Sachs	(455,159)	454,346	(813)
HSBC	(70,461)	70,924	463
JPMorgan Chase Bank	(57,513)	57,706	193

			$(402)

For the period ended June 30, 2014, the total amount of all open forward foreign currency contracts, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

41	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

A list of the open OTC swap agreements held by the fund at June 30, 2014, is as follows:

Interest Rate Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date	Currency	Notional Amount (Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Goldman Sachs	1-YEAR BRL-CDI	11.92%	01/04/2021	BRL	2,245	$(9)
Goldman Sachs	2.7925%	3-Month KRW Certificate of Deposit Rate	04/10/2016	KRW	15,000,000	(50)
Goldman Sachs	3-Month ZAR - JIBAR	8.76%	01/16/2029	ZAR	52,000	129
Goldman Sachs	28-DAY MXN - TIIE	6.31%	05/20/2024	MXN	13,503	21
Goldman Sachs	3-Month ZAR - JIBAR	8.30%	01/16/24	ZAR	23,000	30
Goldman Sachs	28-DAY MXN - TIIE	6.87%	01/10/24	MXN	60,000	320
Goldman Sachs	3-Month ZAR - JIBAR	8.19%	12/20/2023	ZAR	10,000	3
Goldman Sachs	6-Month PZL - WIBOR	3.38%	05/13/2019	PZL	9,294	66
Goldman Sachs	28-DAY MXN - TIIE	7.45%	04/01/2019	MXN	194,784	118
Goldman Sachs	3-Month ILS - TELBOR	2.29%	12/24/2018	ILS	14,000	175
Goldman Sachs	1-YEAR BRL-CDI	12.26%	01/02/18	BRL	13,563	88
Goldman Sachs	0.76%	3-Month ILS - TELBOR	05/22/2016	ILS	11,000	1
Goldman Sachs	3-Month CLP - CLICP	3.75%	04/25/2016	CLP	7,024,608	28
Goldman Sachs	0.95%	3-Month ILS - TELBOR	04/02/2016	ILS	6,000	(6)
Goldman Sachs	1.21%	3-Month ILS - TELBOR	02/14/2016	ILS	8,000	(25)
Goldman Sachs	3.31%	6-Month PZL - WIBOR	02/03/16	PZL	30,000	(152)
Goldman Sachs	3-Month ZAR - JIBAR	6.85%	01/22/2016	ZAR	25,000	2
Goldman Sachs	1.20%	3-Month ILS - TELBOR	01/16/2016	ILS	34,383	(110)
Goldman Sachs	1-YEAR BRL-CDI	11.59%	01/04/2016	BRL	5,024	13
Goldman Sachs	3-Month ZAR - JIBAR	6.81%	12/31/15	ZAR	60,000	5
Goldman Sachs	1.18%	3-Month ILS - TELBOR	12/24/15	ILS	33,000	(120)
Goldman Sachs	3-Month ZAR - JIBAR	6.75%	12/22/2015	ZAR	80,000	4
Goldman Sachs	3-Month KRW Certificate of Deposit Rate	PAY: 2.685%	04/10/2015	KRW	33,000,000	(25)

						$506

Cross-Currency Swaps
Counterparty	Fund Pays	Fund Receives	Termination Date		Notional Amount (Thousands)	Net Unrealized Depreciation ($ Thousands)
Goldman Sachs	9.51%	3 Month USD - LIBOR	07/09/2015	TRY	4,988,124	$(79)

For the period ended June 30, 2014, the total number of all open swap agreements, as presented in the table above, are representative of the volume of activity for this derivative type during the period.

Percentages are based on a Net Assets of $1,356,827 ($ Thousands).

*	Rate shown is the 7-day effective yield as of June 30, 2014.

†	Investment in Affiliated Security.
(1)	In U.S. dollars unless otherwise indicated.

(A)	Securities considered illiquid. The total market value of such securities as of June 30, 2014 was $24,020 ($ Thousands) and represented 1.8% of Net Assets.

(B)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2014. The coupon on a step bond changes on a specified date.

(D)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2014.

(E)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.

(F)	This security or a partial position of this security is on loan at June 30, 2014. The total market value of securities on loan at June 30, 2014 was $4,732 ($ Thousands).

(G)	Security in default on interest payments.

(H)	Real Estate Investment Trust.

(I)	Security fair valued using methods determined in good faith by the Valuation Committee of the Board of Trustees. The total market value of such securities as of June 30, 2014 was $6,942 ($ Thousands) and represented 0.01% of Net Assets.

(J)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of June 30, 2014 was $5,206 ($ Thousands).

§	At June 30, 2014, the tax basis cost of the Fund’s investments was $1,259,048 ($ Thousands), and the unrealized appreciation and depreciation were $55,154 ($ Thousands) and ($35,040) ($ Thousands), respectively.

AUD — Australian Dollar

BRL — Brazilian Real

CDI — Average One-Day Interbank Deposit Rate

CLN — Credit Linked Note

CLP — Chilean Peso

CNY — Chinese Renminbi

COP — Colombian Peso

CZK — Czech Koruna

DEM — German Mark

DOP — Dominican Peso

EUR — Euro

GBP — British Pound Sterling

HUF — Hungarian Forint

IDR — Indonesia Rupiah

ILS — Israeli Shekel

INR — India Rupee

JIBAR — Johannesburg Interbank Agreed Rate

JPY — Japanese Yen

KES — Kenyan Shilling

KRW — Korean Won

KZT — Kazakhstan Tenge

L.P. — Limited Partnership

MTN — Medium Term Note

MXN — Mexican Peso

MYR — Malaysian Ringgit

NGN — Nigerian Naira

OTC — Over the Counter

PEI — Peruvian Inca

PHP — Philippine Peso

PIK — Payment-in-Kind

PLN — Polish Zlotty

RON — Romanian Leu

RUB — Russian Ruble

Ser — Series

SGD — Singapore Dollar

SPC — Segregated Portfolio Company

TELBOR — Tel Aviv Inter-Bank Offered Rate

THB — Thai Baht

TIIE — Equilibrium Interbank Interest Rate

TRY — Turkish Lira

TWD — Taiwanese Dollar

USD — U.S. Dollar

UYU — Uruguayan Peso

WIBOR — Warsaw Interbank Offered Rate

ZAR — South African Rand

42	SEI Institutional International Trust / Quarterly Report / June 30, 2014

SCHEDULE OF INVESTMENTS (Unaudited)

Emerging Markets Debt Fund

June 30, 2014

The following is a list of the level of inputs used as of June 30, 2014, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Global Bonds	$—	$1,267,014	$339	$1,267,353
Loan Participations	—	—	6,603	6,603
Affiliated Partnership	—	5,206	—	5,206

Total Investments in Securities	$—	$1,272,220	$6,942	$1,279,162

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Appreciation	$36	$—	$—	$36
Unrealized Depreciation	(141)	—	—	(141)
Forwards Contracts*
Unrealized Appreciation	—	3,196	—	3,196
Unrealized Depreciation	—	(3,598)	—	(3,598)
OTC Swaps
Interest Rate Swaps*
Unrealized Appreciation	—	1,003	—	1,003
Unrealized Depreciation	—	(497)	—	(497)
Cross-Currency Swaps*
Unrealized Depreciation	—	(79)	—	(79)

Total Other Financial Instruments	$(105)	$25	$—	$(80)

(1)

Of the $6,942 ($ Thousands) in Level 3 securities as of June 30, 2014, $6,942 ($ Thousands) or 0.5% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are no valued by third party pricing vendors or broker quotes.

*	Futures contracts, forwards contracts and swap contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended June 30, 2014, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

43	SEI Institutional International Trust / Quarterly Report / June 30, 2014

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”), are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Institutional International Trust

By	/s/ Robert A. Nesher

Robert A. Nesher, President

Date: August 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President

Date: August 28, 2014

By	/s/ Peter A. Rodriguez
Peter A. Rodriguez, Controller & CFO

Date: August 28, 2014